As filed with the Securities and Exchange Commission on September 29, 2008

Registration Statement Nos. 2-82592

811-3696

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 60

(Check appropriate box or boxes.)

Reserve Municipal Money-Market Trust II

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY
10001-3701
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Christina M. Massaro
The Reserve
1250 Broadway
New York, NY 10001-3701
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND
of Reserve Municipal Money-Market Trust II

NEW YORK MUNICIPAL MONEY-MARKET FUND
of Reserve New York Municipal Money-Market Trust

ARIZONA MUNICIPAL MONEY-MARKET FUND

LOUISIANA MUNICIPAL MONEY-MARKET FUND

MINNESOTA MUNICIPAL MONEY-MARKET FUND
of Reserve Municipal Money-Market Trust

PROSPECTUS

_________________, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our website at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes, including the federal alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of the California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund, each a series of Reserve Municipal Money Market Trust II and collectively referred to as the Municipal Money Market Trust II Funds, and New York Municipal Money-Market Fund, a series of New York Municipal Money-Market Trust, is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from respective state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

The investment objective of the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund, each a series of the Municipal Money-Market Trust and collectively referred to as the Municipal Money-Market Trust Funds, is to seek as high a level of short-term interest income exempt from federal income tax (excluding the federal alternative minimum tax) and the respective state and local income and/or property taxes, if any, as is consistent with preservation of capital and liquidity. The Municipal Money Market Trust Funds, the Municipal Money-Market Trust II Funds and Reserve New York Municipal Money-Market Fund are each referred to as a "State Fund" and together with Interstate Tax-Exempt Fund are referred to as the "Funds."

Principal Investment Strategies

The Funds are money market mutual funds designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high about the funds

a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Each Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Interstate Tax-Exempt Fund. Interstate Tax-Exempt Fund seeks to attain its objective by investing at least 80% of the Fund's net assets, plus amounts of any borrowings for investment purposes, in high-quality municipal obligations issued by states, counties, or other governmental entities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (and does not subject investors to the federal alternative minimum tax). Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as private activity bonds, may be classified as "tax-preference items," which could subject certain shareholders to the federal alternative minimum tax.

•  Municipal obligations – Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

•  Private activity bonds – Private activity bonds and notes, which are considered a category of municipal obligations, are a specific type of revenue bond or note backed by the credit of a private issuer.

about the funds

Municipal Money-Market Trust Funds, Municipal Money-Market Trust II Funds (other than the Interstate Tax-Exempt Fund) and the New York Municipal Money-Market Fund. Each Municipal Money-Market Fund, each Municipal Money-Market Trust II Fund (other than the Interstate Tax-Exempt Fund) and the New York Municipal Money-Market Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes (excluding the federal alternative minimum tax) and from state and, if applicable, city income, intangible and/or personal property taxes, for the specified State. Each Municipal Money-Market Fund's, Municipal Money-Market Trust II Fund's (other than the Interstate Tax-Exempt Fund) and New York Municipal Money-Market Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

•  General obligation bonds – Obligations backed by the taxing power of the issuer.

•  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

•  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Credit Quality. The Funds may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

about the funds

Maturity. The Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in illiquid securities, including floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

In addition to the investments noted above, each of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund and New York Municipal Money-Market Fund may invest in the following:

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's, A-1 by S&P or F-1 by Fitch's Investor Service.

Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option. For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

about the funds

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. The Funds cannot guarantee that their respective NAV will remain at $1.00 per share.

The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short-term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. Each Fund is intended to provide professional management for your cash and a convenient way to gain

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tax-exempt interest income as a part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

•  Taxability Risk. The Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

•  Illiquidity Risk. Depending on the market environment for specific types of securities, it may become difficult or impossible to sell certain securities at the time and price a Fund's investment adviser thinks are reasonable, including those securities that have not had their the credit quality impaired. Certain sectors of the market can experience sudden downturns in trading activity, which can create periods of illiquidity for certain types of securities. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements. If a liquid market does not exist for a security, a Fund may have to lower the sale price of the security, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on Fund management or performance. During periods with unusual market conditions or an unusually high volume of redemption requests, a Fund may defer the payment of redemption proceeds for up to seven days.

The Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

•  State-Specific Risks. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic

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conditions and/or changes in municipal market related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

•  California Municipal Money-Market Fund: There are special risks inherent in the Fund's investments in California municipal obligations that result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state. Although California's economy is generally diversified, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and it could be affected by an economic downturn in one of those industries, which could affect revenues underlying municipal obligations.

•  Connecticut Municipal Money-Market Fund: The credit quality of Connecticut's debt is generally dependent on property taxes, personal income tax and corporate income tax. Connecticut's economy is relatively diversified across service industries, retail and wholesale trade and manufacturing. Any downturn in these economic sectors could adversely affect the state's economy and revenues underlying municipal obligations.

•  Florida Municipal Money-Market Fund: Florida revenues are closely related to the tourism business. Disruptions to this business due to, for example, adverse weather conditions could adversely affect the state's economy and revenues underlying municipal obligations.

•  Massachusetts Municipal Money-Market Fund: Massachusetts's economy is relatively diversified across manufacturing, technology research and development, finance, trade, and tourism. Any downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Michigan Municipal Money-Market Fund: Michigan's financial condition continues to rely heavily on the cyclical auto industry. This affects revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. A negative impact on the U.S. auto industry could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  New Jersey Municipal Money-Market Fund: New Jersey's tax revenues rely heavily on the service and housing industry. In addition, the state has had difficulty balancing its budget. A downturn in the service and housing sectors as well as the state's inability to address budgetary issues in a satisfactory manner could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  New York Municipal Money-Market Fund: There are the special risks inherent in investing in New York municipal obligations that result from New York City being the nation's financial capital. The New York economy

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tends to be more sensitive to monetary policy actions and movements in the national and world economies than economies of other states. The financial health of New York City affects that of the state in general. Adverse economic conditions affecting New York City may also adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Ohio Municipal Money-Market Fund: Ohio's economy is closely tied to the nation's cyclical manufacturing sector. A downturn in the state's manufacturing sector could adversely affect the financial condition of the state and the revenues underlying municipal obligations.

•  Pennsylvania Municipal Money-Market Fund: Diverse social, environmental and economic factors affect the financial condition of Pennsylvania and its political subdivisions. The Pittsburgh and Philadelphia metropolitan areas, situated at opposite ends of the state, dominate the commercial and industrial life of their regions. Manufacturing and agricultural businesses are central to the state's revenues. A downturn in the state's manufacturing and agricultural sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Virginia Municipal Money-Market Fund: Virginia's economy relies on federal government jobs (including defense), tourism, agriculture and technology. Any loss in federal government jobs (including those associated with military base closings) and a downturn in the tourism, agricultural and technology sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Arizona Municipal Money-Market Fund: Arizona's economy relies principally on tourism, trade, manufacturing and construction. In addition, the state's economic growth depends, in part, on its ability to manage its water resources. Any downturn in these economic sectors could adversely affect the financial condition of the state and could adversely affect the value of municipal obligations. In addition, population growth in the state has increased expenditures. Arizona's economic outlook depends on its ability to match long term revenues with expenditures.

•  Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy and adverse weather conditions. Hurricane Katrina and Hurricane Rita have had a significant impact on the economy of Louisiana and more directly on the economy of New Orleans and its surrounding areas. In addition, Louisiana's economy is heavily dependent on the energy industry and tourism and any economic downturn, including those that are weather related, could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Minnesota Municipal Money-Market Fund: Although Minnesota's economy is relatively diverse, its economy continues to rely significantly on agriculture and manufacturing. A downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

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Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show annual total returns on each Fund's Class R shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. The returns of other classes may vary. The tables show performance for each class of the Funds' shares. Past performance is not necessarily an indication of how a Fund will perform in the future.

During the periods shown above, the highest quarterly return was 0.83% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 1.30%

Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Ten Years or Since Inception
Interstate Tax-Exempt Fund -
Class R	2.62%	2.06%	1.73%
Investor Class II	2.82%	N/A	2.28	%^
Investor Class I	2.93%	N/A	2.28	%^^
Class Treasurer's Trust	3.05%	2.36%	1.66	%**
Liquidity Class V	3.20%	N/A	2.06	%†
Liquidity Class III	3.41%	2.44%	2.02	%*
Liquidity Class I	3.51%	N/A	2.22	%††
Class Institutional	3.54%	N/A	3.12	%#

*  Class inception date is May 29, 2001.

**  Class inception date is April 17, 2001.

†  Class inception date is August 7, 2003.

††  Class inception date is January 13, 2003.

^  Class inception date is September 23, 2004.

^^  Class inception date is August 16, 2004.

#  Class inception date is February 1, 2005.

about the funds

During the periods shown above, the highest quarterly return was 0.71% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.67%.

During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.60%.

During the periods shown above, the highest quarterly return was 0.84% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.69%.

about the funds

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.69%.

During the periods shown above, the highest quarterly return was 0.86% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.64%.

During the periods shown above, the highest quarterly return was 0.80% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.67%.

about the funds

During the periods shown above, the highest quarterly return was 0.81% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.62%.

During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.66%.

During the periods shown above, the highest quarterly return was 0.87% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.67%.

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During the periods shown above, the highest quarterly return was 0.65% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.67%.

Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Ten Years or Since Inception
California Municipal Money-Market Fund*—Class R	2.55%	1.33%	1.84%
Connecticut Municipal Money- Market Fund—Class R	2.55%	1.36%	1.58%
Florida Municipal Money-Market Fund—Class R	2.64%	1.37%	1.73%
Massachusetts Municipal Money- Market Fund—Class R	2.63%	1.34%	1.66%
Michigan Municipal Money-Market Fund**—Class R	2.65%	1.36%	1.60%
New Jersey Municipal Money- Market Fund—Class R	2.60%	1.34%	1.64%
New York Municipal Money-Market Fund—Class R	2.59%	1.39%	1.68%
New York Municipal Money-Market Fund††—Class Treasurer's Trust	3.04%	N/A	3.06%
Ohio Municipal Money-Market Fund#—Class R	2.63%	1.36%	1.65%
Pennsylvania Municipal Money- Market Fund##—Class R	2.64%	1.37%	1.72%
Virginia Municipal Money-Market Fund†—Class R	2.62%	1.34%	1.39%

*  Class R inception date is July 2, 1999.

**  Class R inception date is December 14, 1998.

#  Class R inception date is April 1, 1998.

##  Class R inception date is September 12, 1997.

†  Class R inception date is March 3, 2000.

††  Class Treasurer's Trust inception date is December 7, 2006.

about the funds

During the periods shown above, the highest quarterly return was 0.72% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.70%.

During the periods shown above, the highest quarterly return was 0.45% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to June 30, 2008, was 0.67%.

During the periods shown above, the highest quarterly return was 0.66% for both quarters ended September 30, 2006, and December 31, 2006, and the lowest quarterly return was 0.59% for the quarter ended June 30, 2006. The return for the period from January 1, 2008, to June 30, 2008, was 0.76%.

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Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Since Inception
Arizona Municipal Money-Market Fund*	2.64%	N/A	2.60%
Louisiana Municipal Money- Market Fund**	2.64%	1.42%	1.29%
Minnesota Municipal Money- Market Fund**	2.64%	1.36%	1.27%

*  Class R inception date is April 3, 2006.

**  Class R inception date is April 17, 2002.

For a Fund's current yield, call toll-free 800-637-1700
or visit our website at www.TheR.com.

Fees & Expenses

Certain Funds offer different classes of shares with different minimum investment requirements and different services. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, which are designed for institutional investors, have higher minimum investments and fewer services than Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R, which are designed for individual investors. Some classes are available only through certain financial intermediaries. You may pay the fees and expenses, described in the table below, if you buy and hold shares of a Fund, as indicated. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

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Arizona Municipal Money-Market Fund
Ohio Municipal Money-Market Fund and
Pennsylvania Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.02%	None
Total Annual Fund Operating Expenses(5)	1.08%	0.61%

Louisiana Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.03%	None
Total Annual Fund Operating Expenses(5)	1.09%	0.61%

California Municipal Money-Market Fund

New York Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	None	None
Total Annual Fund Operating Expenses(5)	1.06%	0.61%

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Interstate Tax-Exempt Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(2)	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.76%	0.56%	0.51%	0.61%
Distribution and Services (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	None
Other Expenses(4)	0.01%	None	None	None	None
Total Annual Fund Operating Expenses(5)	1.07%	1.01%	0.81%	0.76%	0.61%
Shareholder Fees
(Fees paid directly from your investment)	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(2)	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.46%	0.36%	0.26%	0.21%	0.16%
Distribution and Services (12b-1) Fee	None	None	None	None	None
Other Expenses(4)	None	None	None	None	None
Total Annual Fund Operating Expenses(5)	0.46%	0.36%	0.26%	0.21%	0.16%

Shareholder Fees
(Fees paid directly from your investment)	Class Institutional
Shareholder Transaction Fees(1)	None
Redemption Fees(2)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.13%
Distribution and Services (12b-1) Fee	None
Other Expenses(4)	None
Total Annual Fund Operating Expenses(5)	0.13%

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Connecticut Municipal Money-Market Fund
Massachusetts Municipal Money-Market Fund
Michigan Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund
New Jersey Municipal Money-Market Fund
Virginia Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.01%	None
Total Annual Fund Operating Expenses(5)	1.07%	0.61%

Florida Municipal Money-Market Fund

Shareholder Fees(1)
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees(2)	None
Redemption Fees(3)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(4)	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses(5)	0.01%
Total Annual Fund Operating Expenses(6)	1.07%

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Connecticut Municipal
Money-Market Fund,
Massachusetts Municipal
Money-Market Fund, Michigan
Municipal Money-Market Fund,
Minnesota Municipal
Money-Market Fund, New Jersey
Municipal Money-Market Fund,
Virginia Municipal
Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Louisiana Municipal Money-Market Fund	One Year	Three Years	Five Years	Ten Years
Class R	$111.73	$348.36	$603.72	$1,334.11
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Florida Municipal Money-Market Fund	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Arizona Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Interstate Tax-Exempt Fund	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Investor Class III	$103.53	$323.05	$560.33	$1,240.90
Investor Class II	$83.03	$259.61	$451.22	$1,004.69
Investor Class I	$77.90	$243.70	$423.80	$944.92
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86
Liquidity Class V	$47.15	$147.95	$258.09	$580.16
Liquidity Class IV	$36.90	$115.91	$202.40	$456.21
Liquidity Class III	$26.65	$83.79	$146.48	$331.06
Liquidity Class II	$21.53	$67.71	$118.43	$268.03
Liquidity Class I	$16.40	$51.62	$90.32	$204.71
Class Institutional	$13.33	$41.95	$73.43	$166.56

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California Municipal Money-Market Fund, New York Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$108.65	$338.87	$587.47	$1,299.24
Class Treasurer's Trust	$62.53	$195.90	$341.20	$763.86

(1)  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R, Class Treasurer's Trust accounts with a monthly average account balance of less than $1,000, Investor Class III accounts with less than $10,000 and Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II accounts with less than $100,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Investor Class II shares and a fee of $100 may be charged on redemption checks for less than $100,000 for Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I, Investor Class III and Class Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

(3)  Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. For the fiscal year ended May 31, 2008, the investment adviser reimbursed the Fund, with respect to Class R shares, for the following percentages of the respective Fund's average daily net assets: 0.19% for the Connecticut Municipal Money-Market Fund, 0.07% for the Florida Municipal Money-Market Fund, 0.10% for the Michigan Municipal Money-Market Fund, 0.06% for the Pennsylvania Municipal Money-Market Fund, 0.12% for the Virginia Municipal Money-Market Fund, 0.40% for the Arizona Municipal Money-Market Fund, 0.25% for the Louisiana Municipal Money-Market Fund and 0.20% for the Minnesota Municipal Money-Market Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.86% for the Connecticut Municipal Money-Market Fund, 0.98% for the Florida Municipal Money-Market Fund, 0.95% for the Michigan Municipal Money-Market Fund, 0.99% for the Pennsylvania Municipal Money-Market Fund, 0.95% for the Virginia Municipal Money-Market Fund, 0.64% for the Arizona Municipal Money-Market Fund, 0.79% for the Louisiana Municipal Money-Market Fund and 0.86% for the Minnesota Municipal Money-Market Fund. The advisory fee of 0.08% of the "Comprehensive Management Fee" for a Fund is the same with respect to all the classes of that Fund.

(4)  Other Expenses for the Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust and Reserve Municipal Money-Market Trust (each, a "Trust" and collectively, the "Trusts") to indemnify its trustees, officers, employees, shareholders, distributors and other agents of each Trust, payments made pursuant to a Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is estimated that these fees and expenses will generally be [less than 0.005%.]

(5)  Before waivers, the Total Annual Fund Operating Expenses, with respect to Class R shares, were the following percentages of the respective Fund's average daily net assets: 1.05% for the Connecticut Municipal Money-Market Fund, 1.05% for the Florida Municipal Money-Market Fund, 1.05% for the

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Michigan Municipal Money-Market Fund, 1.05% for the Pennsylvania Municipal Money-Market Fund, 1.05% for the Virginia Municipal Money-Market Fund, 1.04% for the Arizona Municipal Money-Market Fund, 1.04% for the Louisiana Municipal Money-Market Fund and 1.06% for the Minnesota Municipal Money-Market Fund.

Fund Management

The Investment Adviser. The investment adviser for each of the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of September 1, 2008, RMCI had over $91 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the respective Trust, under the terms of an Investment Management Agreement with each Trust, on behalf of each of the Funds. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each outstanding class of a Fund's shares, according to the following schedule:

Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.56%	0.51%	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2008.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. Each Trust, on behalf of its respective Funds, has adopted a Distribution Plan under Rule 12b-1, which allows the Investor Class I, Investor Class II, Investor Class III and Class R of Interstate Tax-Exempt Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and the Class R shares of the remaining State Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders. The amount payable under each distribution plan is 0.25% per year of the average net assets of the respective share class. Since this fee is paid out of the assets of the respective share class on an on-going basis, over time these fees will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

Legal Proceedings. The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources.

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Plaintiffs are investors (or broker-dealers for investors) who own shares of the Primary Fund. The actions are captioned as follows:

•  Ameriprise Financial Services, Inc. and Securities America, Inc. v. The Reserve Fund, Reserve Management Company, Inc., and Bruce R. Bent. Filed in the District of Minnesota, September 19, 2008 (No. 08-CV-5219).

•  Clark Enterprises, Inc. and The Clark Money Fund Limited Partnership v. The Reserve and The Reserve Fund. Filed in the Southern District of New York, September 22, 2008 (Case No. 08-CV-8160).

•  George C. Dyer, individually and on behalf of all others similarly situated v. The Reserve Fund, The Primary Fund, Reserve Management Company, Inc., The Reserve, Bruce R. Bent, William E. Viklund, Edwin Ehlert, Jr., Joseph D. Donnelly, William J. Montgoris, Frank J. Stalzer, Ronald J. Artinian, Santa Albicocco, Stephen P. Zieniewicz, Bruce R. Bent II, and Arthur T. Bent. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8139).

•  Sandra Lifschitz, On Behalf of Herself and All Others Similarly Situated v. Reserve Management Company, Inc., Resrv Partners, Inc., Bruce R. Bent, William E. Viklund, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, Ronald J. Artinian, Santa Albicocco and Stephen P. Zieniewicz. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8137).

•  M.D.C. Holdings, Inc., v. Reserve Primary Fund, Reserve U.S. Government Fund, The Reserve, Reserve Management Company, Inc., Reserve Management Corporation, and Resrv Partners, Inc. Filed in the Southern District of New York, September 18, 2008 (No. 08-CV-8141).

•  Ralph F. Miller, on Behalf of Himself and All Others Similarly Situated v. The Reserve, The Primary Fund, Resrv Partners, Inc., Bruce R. Bent, Bruce R. Bent II, Arthur T. Bent III, William Viklund, Joseph D. Donnelly, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, Santa Albicocco, Stephen P. Zieniewicz, Ronald J. Artinian, and Patrick J. Farrell. Filed in the Southern District of New York, September 18, 2008 (No. 08-CV-8098).

•  Jay Pomerantz, on Behalf of Himself and All Others Similarly Situated v. The Primary Fund, Reserve Fund, Reserve Fund Management Company, and Resrv Partners, Inc. Filed in the Southern District of New York, September 17, 2008 (No. 08-CV-8060).

•  Third Avenue Institutional International Value Fund, L.P., On Behalf of Itself and All Others Similarly Situated v. The Reserve Fund, Reserve Management Company, Inc., The Primary Fund, Santa Albicocco, Ronald J. Artinian, Bruce R. Bent, William E. Viklund, Joseph D. Donnelly, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, and Stephen P. Zieniewicz. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8103).

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's holding of debt about the funds

securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund. The fair valuation of the assets coupled with a marked decline in the Primary Fund's assets due to redemptions after September 15, 2008 resulted in the fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling its assets at substantially diminished prices. Faced with this, the Primary Fund and the U.S. Government Fund obtained relief from the Securities and Exchange Commission permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund has not paid redemption proceeds to all investors that redeemed on September 15 or to any fund investor that redeemed subsequently and the U.S. Government Fund has not paid redemption proceeds to all investors that redeemed on September 17 or to any fund investor that redeemed subsequently, in each case with limited exceptions.

The actions variously allege claims under the Securities Act of 1933, Securities Exchange Act of 1934, Investment Company Act of 1940 and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RCMI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund and the Funds.

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How to Buy Shares

Until further notice, the Funds do not offer any class of shares for purchase, except through dividend reinvestment. Any contrary disclosure in this Prospectus should be ignored.

Share Classes. Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I shares are designed to offer a variety of pricing options and services to meet the needs of both individual investors and institutions that make Fund shares available to their customers. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V shares are designed for institutional investors. You will need to decide on a share class to purchase before making your initial investment. You should consider the size of your investment and the impact of potential costs over the life of your investment. Each share class is available to all investors who meet the investment minimum for the class, as described below. Each share class may not be available for purchase in all states. Please call The Reserve at 800-637-1700 to find out if a Fund is eligible for sale in your state or jurisdiction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced by any applicable redemption fee. The NAV is calculated by taking the total value of the assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off times for accepting purchase orders and redemption requests (the "cut-off time"). Until further notice, each Fund prices its shares once a day at 12:00 p.m. Eastern Time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day, when banks are closed. The NAV may be calculated and purchase and redemption orders accepted on any such day that the SEC determines it is permissible to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the

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net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using available market quotations. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective NAVs will remain at $1.00 per share.

Minimum Investments. Different share classes of the Funds are subject to a different minimum initial and subsequent investment requirements, as indicated below. The reinvestment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Minimum Initial and Subsequent Investment:

Share Class	Initial Minimum	Subsequent Minimum
Class Institutional	$35 million	$2.5 million
Liquidity Class I	$20 million	$1 million
Liquidity Class II	$15 million	$500,000
Liquidity Class III	$10 million	None
Liquidity Class IV	$7 million	None
Liquidity Class V	$5 million	None
Class Treasurer's Trust	None*	None**
Investor Class I	$2 million	None
Investor Class II	$1 million	None
Investor Class III	$50,000	None
Class R	None*	None**

  *  $1,000 for an IRA

  **  $250 for an IRA

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Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and the investor will be liable for any portfolio loss and costs the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if a Fund, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receives your properly completed order before the relevant cut-off time. You will begin earning dividends on the day your payment is received by federal wire. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase may be cancelled and you could be liable for any losses or fees incurred by the Fund or its transfer agent. If you pay for shares by check, your order will be priced at the NAV calculated on the day a Fund, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order and your payment by check before the relevant cut-off time. Shares purchased by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the respective Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

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Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

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Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I shares of the Interstate Tax-Exempt Fund, or of Class Treasurer's Trust or Class R shares of the State Funds, by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website, www.TheR.com, for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason. The Fund or an authorized financial intermediary will provide notification of such rejection or cancellation generally within one business day of the placement of the order. Any limitation on a shareholder's ability to exchange will not affect such shareholder's ability to redeem his or her shares.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

Until further notice, proceeds from a redemption request will be transmitted to a shareholder no later than the seventh calendar day after the receipt of the redemption request in good order. Shares do not earn dividends on the day the redemption is processed, regardless of the time the order is received. Any contrary disclosure in this Prospectus should be ignored.

The seven-day redemption period will not apply to debit card transactions, Automated Clearinghouse transactions or check transactions written against your account in connection with a Fund provided that any such shareholder transaction or multiple transactions by the same account holder does not exceed $10,000.

your account

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's final NAV on any day will be redeemed at the NAV calculated on the next business day. Proceeds from a redemption request will be transmitted to a shareholder no later than the next business day after the receipt of the redemption request in good order. Shares do not earn dividends on the day a redemption is processed regardless of the time the order is received.

Redemption proceeds can be paid by check, ACH or by wire transfer. When redeeming recently purchased shares, please be aware that if a Fund had not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $100 may be charged for redemption checks of less than $100,000 by Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I and Investor Class III shareholders and a fee of $2 may be charged for redemption checks of less than $100 by Investor Class II and R shareholders. There will be a fee of $10 on all wire redemptions of less than $10,000 for Class R and Investor Class II shares of the State Funds. Additionally, a wire redemption fee may be charged according to the table below. Service fees may be reduced or waived under certain conditions.

Class	Fee	On Amounts Less Than
Class Institutional	$10	$750,000
Liquidity Class I	$100	$500,000
Liquidity Class II	$100	$100,000
Liquidity Class III	$100	$100,000
Liquidity Class IV	$100	$100,000
Liquidity Class V	$100	$100,000
Class Treasurer's Trust	$100	$100,000
Investor Class I	$100	$100,000
Investor Class II	$10	$10,000
Investor Class III	$100	$100,000
Class R	$10	$10,000

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

your account

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" or "Redemption Instructions" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account;

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

your account

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. In the event that a shareholder received an in kind redemption of liquid portfolio securities of the Fund, it would be the responsibility of the shareholder to dispose of the securities and he or she may incur transaction expenses in converting the securities received into cash, as well as incur taxes on any capital gains from the sale as with any redemption. In addition, a shareholder would bear any market risk that the value of the securities would decline prior to their sale by a shareholder.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $1,000 for Class R or Class Treasurer's Trust and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days' notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. The applicable minimum balance for Investor Class III shares is $10,000 and for Class Institutional, Liquidity your account

Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II shares, the minimum balance is $100,000. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Some investors may seek to take advantage of a short-term disparity between the fund's yield and current market yields, which may have the effect of reducing the Fund's yield. Furthermore, frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies that could affect performance. However, money market funds, such as the Funds, are not typically the target of abusive trading practices because money market funds seek to maintain a stable $1.00 share price and do not typically fluctuate in value based an market prices. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, purchases or sales of shares of the Fund, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market, and the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary will provide notification of such a rejection or cancellation generally within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

The Reserve Online Trader.SM The Reserve Online Trader,SM The Reserve's proprietary institutional cash trading system is designed to simplify client's liquidity and cash management needs by affording them the ability to purchase or redeem shares of The Reserve's money market and "Cash Plus" products online. In doing so, clients can enter trades with real-time trade execution and catalog trading activity with auto email trade confirmation. More information, including an online demo can be found at https://online. TheR.com/institution.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

shareholder services

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

The following services are available only to investors in the Funds' retail share classes: Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I of the Funds:

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

Reserve Cash Performance Account.® The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus. The Reserve CPA "Plus"® (CPA+) offers all of the services included with the Reserve CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check-writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you shareholder services

must register your account and provide us with a verifiable e-mail address. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/ReserveOnline/onlineconsent. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Account Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

dividends & taxes

MUNICIPAL MONEY-MARKET TRUST II FUNDS, MUNICIPAL MONEY-MARKET TRUST FUNDS AND THE NEW YORK MUNICIPAL MONEY-MARKET FUNDS: State Funds will only purchase a municipal obligation or other security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt") (excluding the federal alternative minimum tax). To the extent that the dividends distributed by a State Fund are from bond interest income that is excludable from gross income for federal income tax purposes and are properly designated as "exempt-interest dividends" by the State Fund, they are generally exempt from federal income tax, except that income on investment by the Funds in certain private activity bonds may be subject to the federal alternative minimum tax. To the extent dividends distributed by a State Fund are from bond interest income that is also excludable from gross income for the specific state's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a State Fund should be exempt from state and/or local intangible personal property taxes in the specific state. Investors in the Florida Municipal Money-Market Fund should note that the Florida intangible personal property tax was repealed effective January 1, 2007. If you hold shares of Interstate Tax-Exempt Fund or a State Fund investing in a state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security, or after a State Fund's or Interstate Tax-Exempt Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

A State Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the State Fund's ordinary income and will be ordinary income when it is paid to you. A State Fund's investments in these and certain other debt obligations may cause the State Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, such State Fund may be required to sell other investments in order to satisfy its distribution requirements.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net dividends & taxes

investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006, 2007 and 2008 has been audited by ____________, whose report, along with each Fund's financial statements, are included in the Funds' Annual Report, which is available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

Interstate Tax-Exempt Fund

	Class R
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0224	0.0259	0.0182	0.0070	0.0010
Dividends from net investment income	(0.0224)	(0.0259)	(0.0182)	(0.0070)	(0.0010)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.26%	2.62%	1.84%	0.70%	0.10%
Ratios/Supplemental Data
Net assets end of year (millions)	$313.1	$319.6	$285.5	$261.4	$283.5
Ratio of expenses to average net assets, before fee waivers	1.07%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.03%	1.00%	1.00%	1.00%	0.90%
Ratio of net investment income to average net assets	2.26%	2.59%	1.85%	0.69%	0.10%

	Investor Class II (2)
	Year Ended May 31,			September 23, 2004* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0249	0.0284	0.0207	0.0083
Dividends from net investment income	(0.0249)	(0.0284)	(0.0207)	(0.0083)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.52%	2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$3.4	$5.1	$6.4	$—	^
Ratio of expenses to average net assets, before fee waivers	0.81%	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.79%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.53%	2.83%	2.67%	1.60	%(a)

Interstate Tax-Exempt Fund (continued)

	Investor Class I (2)
	Year Ended May 31,			August 16, 2004* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0254	0.0289	0.0212	0.0093
Dividends from net investment income	(0.0254)	(0.0289)	(0.0212)	(0.0093)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.57%	2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.9	$9.0	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.77%	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.74%	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.51%	2.92%	2.12%	1.10	%(a)

	Treasurer's Trust
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0267	0.0299	0.0222	0.0109	0.0040
Dividends from net investment income	(0.0267)	(0.0299)	(0.0222)	(0.0109)	(0.0040)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.71%	3.04%	2.25%	1.10%	0.40%
Ratios/Supplemental Data
Net assets end of period (millions)	$192.3	$96.7	$40.7	$48.7	$22.5
Ratio of expenses to average net assets, before fee waivers	0.63%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	2.59%	3.01%	2.25%	1.24%	0.37%

Interstate Tax-Exempt Fund (continued)

	Liquidity Class V (2)
	Year Ended May 31,				August 7, 2004* to May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0282	0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0282)	(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.86%	3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.6	$0.50	$0.30	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.49%	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	2.33%	3.14%	2.46%	1.37%	0.55	%(a)
	Liquidity Class III (2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0302	0.0334	0.0257	0.0144	0.0075
Dividends from net investment income	(0.0302)	(0.0334)	(0.0257)	(0.0144)	(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.07%	3.40%	2.61%	1.46%	0.75%
Ratios/Supplemental Data
Net assets end of period (millions)	$130.9	$42.4	$63.0	$77.7	$15.9
Ratio of expenses to average net assets, before fee waivers	0.28%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	2.91%	3.33%	2.50%	1.76%	0.74%

Interstate Tax-Exempt Fund (continued)

	Liquidity Class II
	February 8, 2008* to May 31, 2008
Net asset value at beginning of period	$1.0000
Net investment income	0.0079
Dividends from net investment income	(0.0079)
Net asset value at end of period	$1.0000
Total Return	0.79%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^
Ratio of expenses to average net assets, before fee waivers	0.22	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%
Ratio of net investment income to average net assets	2.56	%(a)

	Liquidity Class I (2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0312	0.0344	0.0267	0.0154	0.0085
Dividends from net investment income	(0.0312)	(0.0344)	(0.0267)	(0.0154)	(0.0085)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.17%	3.50%	2.71%	1.56%	0.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$175.8	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.19%	0.16%	0.15%	0.16%	0.15%
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	2.76%	3.44%	2.55%	1.54%	0.85%

Interstate Tax-Exempt Fund (continued)

	Class Institutional (1)
	Year Ended May 31,			February 1, 2005* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0315	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0315)	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.20%	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$529.2	$350.4	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.15%	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	3.17%	3.51%	2.73%	2.12	%(a)

California Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0207	0.0250	0.0177	0.0068	0.0006
Dividends from net investment income	(0.0207)	(0.0250)	(0.0177)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.09%	2.53%	1.79%	0.69%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$84.7	$133.5	$124.1	$105.2	$101.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of net investment income to average net assets	2.15%	2.50%	1.80%	0.69%	0.06%

Connecticut Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0206	0.0259	0.0179	0.0068	0.0006
Dividends from net investment income	(0.0206)	(0.0259)	(0.0179)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.08%	2.63%	1.81%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$39.7	$46.6	$27.3	$23.4	$21.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.96%	0.99%	1.00%	0.86%
Ratio of net investment income to average net assets	2.06%	2.60%	1.79%	0.68%	0.06%

Florida Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0261	0.0185	0.0072	0.0006
Dividends from net investment income	(0.0214)	(0.0261)	(0.0185)	(0.0072)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.64%	1.86%	0.73%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$55.0	$73.6	$55.1	$43.1	$39.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.98%	0.99%	1.00%	1.00%	0.91%
Ratio of net investment income to average net assets	2.16%	2.62%	1.88%	0.74%	0.06%

Massachusetts Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0259	0.0181	0.0068	0.0006
Dividends from net investment income	(0.0214)	(0.0259)	(0.0181)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.63%	1.82%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$27.8	$24.4	$28.5	$22.2	$17.8
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.93%	1.00%	(b)	1.00%	0.88%
Ratio of net investment income to average net assets	2.10%	2.59%	1.84%	0.69%	0.06%

	Class Treasurer's Trust
	Period from June 14, 2007* to May 31, 2008
Net asset value at beginning of year	$1.0000
Net investment income	0.0247
Dividends from net investment income	(0.0247)
Net asset value at end of year	$1.0000
Total Return	2.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$2.7
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)
Ratio of expenses to average net assets net of fee waivers	0.50	%(a)
Ratio of net investment income to average net assets	1.41	%(a)

*  Class Treasurer's Trust commenced operations on June 14, 2007

Michigan Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0263	0.0182	0.0069	0.0006
Dividends from net investment income	(0.0208)	(0.0263)	(0.0182)	(0.0069)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.66%	1.84%	0.70%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$29.4	$16.5	$16.3	$16.6	$12.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.95%	0.99%	0.99%	1.00%	0.91%
Ratio of net investment income to average net assets	1.99%	2.63%	1.78%	0.77%	0.06%

New Jersey Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0257	0.0178	0.0068	0.0006
Dividends from net investment income	(0.0208)	(0.0257)	(0.0178)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.60%	1.80%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$74.5	$90.6	$54.0	$45.0	$50.2
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.92%	0.99%	1.00%	0.99%	0.87%
Ratio of net investment income to average net assets	2.09%	2.62%	1.81%	0.66%	0.06%

Ohio Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0211	0.0261	0.0184	0.0071	0.0006
Dividends from net investment income	(0.0211)	(0.0261)	(0.0184)	(0.0071)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.13%	2.65%	1.86%	0.71%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.3	$17.4	$18.7	$19.0	$10.9
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.95%	1.00%	1.00%	1.00%	0.92%
Ratio of net investment income to average net assets	2.04%	2.61%	1.83%	0.79%	0.06%

Pennsylvania Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0263	0.0186	0.0070	0.0007
Dividends from net investment income	(0.0212)	(0.0263)	(0.0186)	(0.0070)	(0.0007)
Net asset value at end of year	$1.00	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.67%	1.88%	0.70%	0.07%
Ratios/Supplemental Data
Net assets end of year (millions)	$92.1	$52.4	$48.9	$44.7	$46.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	1.00%	0.93%
Ratio of net investment income to average net assets	2.04%	2.63%	1.87%	0.70%	0.07%

Virginia Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0203	0.0260	0.0181	0.0067	0.0006
Dividends from net investment income	(0.0203)	(0.0260)	(0.0181)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.05%	2.64%	1.82%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$32.8	$25.8	$20.7	$13.7	$11.0
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93%	0.97%	0.91%	1.00%	0.90%
Ratio of net investment income to average net assets	1.97%	2.61%	1.88%	0.70%	0.06%

New York Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0204	0.0258	0.0176	0.0067	0.0006
Dividends from net investment income	(0.0204)	(0.0258)	(0.0176)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.06%	2.62%	1.77%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$183.4	$278.0	$185.9	$164.4	$172.6
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.02%	1.02%
Ratio of expenses to average net assets net of fee waivers	1.01%	1.00%	1.00%	1.01%	0.89%
Ratio of net investment income to average net assets	2.08%	2.59%	1.77%	0.66%	0.06%

New York Municipal Money-Market Fund (continued)

	Treasurer's Trust
	Year Ended May 31, 2008	Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0248	0.0147
Dividends from net investment income	(0.0248)	(0.0147)
Net asset value at end of period	$1.0000	$1.0000
Total Return	2.51%	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.61%	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.57%	0.62	%(a)
Ratio of net investment income to average net assets	2.39%	3.06	%(a)

Arizona Municipal Money-Market Fund

	Class R
	Years Ended May 31,		April 3, 2006* to May 31,
	2008	2007	2006
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000
Net investment income.	0.0217	0.0262	0.0039
Dividends from net investment income	(0.0217)	(0.0262)	(0.0039)
Net asset value at end of year	$1.0000	$1.0000	$1.0000
Total Return	2.19%	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.7	$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.04%	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers .	0.64%	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.28%	2.59%	2.42	%(a)

Louisiana Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0215	0.0261	0.0213	0.0065	0.0007
Dividends from net investment income	(0.0215)	(0.0261)	(0.0213)	(0.0065)	(0.0007)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	2.65%	2.16%	0.66%	0.07%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.6	$4.6	$0.7	$0.3	$0.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.03%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.79%	1.00%	0.52%	1.00%	0.64%
Ratio of net investment income to average net assets	2.19%	2.62%	2.33%	0.74%	0.06%

Minnesota Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0265	0.0179	0.0066	0.0006
Dividends from net investment income	(0.0212)	(0.0265)	(0.0179)	(0.0066)	(0.0006)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.68%	1.80%	0.66%	0.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.1	$4.9	$3.1	$1.4	$0.6
Ratio of expenses to average net assets, before fee waivers	1.06%	1.01%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.75%	0.94%	0.99%	0.78%
Ratio of net investment income to average net assets	2.06%	2.66%	1.88%	0.78%	0.06%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(1)  Effective September 1, 2006 Class 12 was renamed Class Institutional.

(2)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV, and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II, III respectively.

^  Amount is less than $50,000.

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privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our website at www.TheR.com. The site also contains links to unaffiliated websites. The Reserve is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time

(i)

of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0."

Options relating to disclosure of personal information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0." If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member FINRA.

(iii)

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This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/MMM 09/08

Investment Company Act File Numbers:
Reserve Municipal Money-Market Trust II
811-3696
Reserve New York Municipal Money-Market Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533

STATEMENT OF ADDITIONAL INFORMATION

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND

OF RESERVE MUNICIPAL MONEY-MARKET TRUST II

NEW YORK MUNICIPAL MONEY-MARKET FUND OF
RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST

ARIZONA MUNICIPAL MONEY-MARKET FUND
LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND
OF RESERVE MUNICIPAL MONEY-MARKET TRUST

1250 BROADWAY, NEW YORK, N.Y. 10001-3701
212-401-5500 - 800-637-1700

The Reserve Municipal Money-Market Trust II, the Reserve New York Municipal Money-Market Trust and the Reserve Municipal Money-Market Trust were organized as Massachusetts business trusts on January 25, 1983, July 12, 1983 and October 1, 2002, respectively.  The Reserve Municipal Money-Market Trust II, the Reserve New York Municipal Money-Market Trust and the Reserve Municipal Money-Market Trust (each, a “Trust” and collectively the “Trusts”) are open-end management investment companies registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  This Statement of Additional Information (“SAI”) pertains to the California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, and the New York Municipal Money-Market Fund of Reserve New York Municipal Money-Market Trust, the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (each a “State Fund” and together, the “State Funds”) and the Interstate Tax-Exempt Fund of the Reserve Municipal Money-Market Trust II (the “Interstate Fund” and together with the State Funds, the “Funds”).  This SAI pertains to the Class R, Class Treasurer’s Trust, Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I, Investor Class II, and Investor Class III shares of the Interstate Tax-Exempt Fund, the Class Treasurer’s Trust, Investor Class II and Class R shares of the Arizona Municipal Money-Market Fund, the Class R shares of the Florida Municipal Money-Market Fund and the Class R and Class

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Treasurer’s Trust shares of each State Fund (except for Arizona Municipal Money-Market Fund and Florida Municipal Money-Market Fund).  Additional series and classes may be added by the Board of Trustees (the “Board”) of each Trust without a shareholder vote.

Reserve Management Company., Inc. (“RMCI” or the “Adviser”) serves as the investment adviser to the Trust.  Resrv Partners, Inc. (“Resrv” or the “distributor”), an affiliate of RMCI, is the distributor of shares of the Fund pursuant to a distribution agreement between Resrv and the Trust.  RMCI and Resrv are located at 1250 Broadway, New York, NY 10001-3701.

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated                    , 2008 (the “Prospectus”).  The Prospectus is incorporated by reference into this SAI, and this SAI is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated by reference into this SAI from its Annual Report to shareholders for the fiscal year ended May 31, 2008 (“Annual Report”).

A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trusts at the address shown above or by calling RMCI, toll free at 800-637-1700.  The SEC maintains a website (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

THIS SAI IS DATED                 , 2008.

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Shares of the Funds are neither guaranteed nor insured by the

U.S. government, and there can be no assurance that a Fund

will be able to maintain a stable net asset value of $1.00 per share.

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INVESTMENT OBJECTIVE AND POLICIES

The Interstate Fund’s investment objective is to seek as high a level of short-term interest income exempt from federal income taxes, including the alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of each State Fund is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.  At meetings of Municipal Money-Market Trust II and New York Municipal Money-Market Fund’s shareholders in April, May and June 2007, shareholders of each State Fund approved a change in the fundamental policy for each State Fund to permit investments the interest income on which is subject to the federal alternative minimum tax.

These investment objectives are a fundamental policy for each respective Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act.  There can be no assurance that a Fund will achieve its investment objective.

The Interstate Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations.

Each State Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state and its political subdivisions for which the Fund is named.  Interest on these investments may, however, be subject to the federal alternative minimum tax.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

FUNDAMENTAL POLICIES.  Each Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”).  Under each Fund’s fundamental investment policies, the Fund may not:

(1) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

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(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating a Fund’s investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund’s option; and

(8) make investments on a margin basis.

Although each Fund has determined to be a non-diversified investment company, in fact, like all money market funds, each operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In order to maintain a $1.00 share price, the Funds will utilize the following practices:  maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk.  To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines to ensure that these transactions are fully collateralized and to monitor the creditworthiness of all entities, including banks and broker-dealers, with whom a Fund proposes to enter into repurchase agreements.  Such procedures are reasonably designed, taking into account current market conditions and the investment objective of each Fund, to attempt to maintain the Fund’s net asset value per share (“NAV”) as computed for the purpose of sales and redemptions at $1.00 per share.

Each of the Funds intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act, which generally limit a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.  A “single state” municipal fund is also subject to this 5% limitation, but only as to 75% of its total assets.  With respect to the remaining 25% of the Fund’s assets, more than 5% may be invested in securities of a single issuer as long as the securities are “first-tier” securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

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Money market funds are also subject to the credit quality and maturity requirements of Rule 2a-7.  Accordingly, each Fund may invest only in short term money market obligations, rated in one of the two highest short term ratings from a nationally recognized statistical rating organization or in the securities of other open-end investment companies with substantially the same investment objective as the Funds. The average maturity of a Fund’s securities portfolio will not be more than 90 days. In addition, a Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, or 397 days (13 months) for other securities.

Each State Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, that are, in the opinion of bond counsel to the issuer, exempt from state and local personal income, and/or property and intangible taxes of the named state, including, with respect to the New York Municipal Money-Market Fund, local personal income taxes and with respect to the Pennsylvania Municipal Money-Market Fund, the Pennsylvania county personal property tax.  None of the Funds intend to borrow for investment purposes.

The Interstate Fund will normally invest at least 80% of its net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that are, in the opinion of bond counsel to the issuer, exempt from federal income taxes, including the alternative minimum tax, as is consistent with preservation of capital and liquidity.

The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below.  The Funds’ 80% investment policies are fundamental and may not be changed without a Majority Vote.  Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

The Investment Company Act prohibits open-end funds from issuing “senior securities” other than bank borrowings that have at least 300% asset coverage.  The Fund will not be considered to have issued a “senior security” by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Although not currently using a “master/feeder” structure, the Trust has obtained shareholder approval to use a “master/feeder” structure.  In that case, the Fund may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities.  The master fund, in turn, would invest in securities according to the strategies and policies described in this SAI.  A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

As a matter of operating policy, the Funds may not invest in companies for the purposes of exercising management or control.

MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies each Fund may employ, and a summary of the related risks.  A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help a Fund achieve its investment objective.

Money Market Instruments

Money market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate.  Securities are often specifically structured so that they are eligible investments for a money market fund having demand or put features, which have the effect of shortening the security’s maturity.  Municipal money market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money market funds.

Debt securities are used by issuers to borrow money.  The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

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Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

The State Funds may purchase floating rate and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days’ notice.  A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days’ notice.

The State Funds may purchase participation interests in municipal obligations from financial institutions.  A participation interest gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation.  These instruments may have fixed, floating or variable rates of interest.  Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks.  These securities may be subject to greater risks than other money-market securities because of their structure.

Interest received on certain otherwise tax-exempt securities (“private activity bonds”) is subject to the federal alternative minimum tax (the “AMT”).  The State Funds may invest without limitation in tax-exempt municipal securities that are subject to the AMT.  The Interstate Fund may also purchase such securities subject to their respective investment objectives and policies.  Income received on such securities is classified as a “tax preference item,” which could subject certain shareholders of each Fund to the AMT.

U.S. TREASURY OBLIGATIONS.  Each Fund may invest in obligations of, or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government.  A Fund’s assets may be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds).  In addition, U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of obligations of the U.S. Treasury.  These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

U.S. GOVERNMENT SECURITIES.  The Funds may also invest in other U.S. government securities including instruments that are issued or guaranteed by agencies of the federal government and instrumentalities that have been established or sponsored by the U.S. government, and certain interests in the foregoing securities.  U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”).  Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government.  Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

BANK OBLIGATIONS.  The Funds may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks.  A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a

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specified rate of interest over a given period.  A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer.  A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time.  A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations that may limit both the amount and types of loans which may be made and interest rates that may be charged.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join.  As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.  Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than are U.S. banks.  U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located.  There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers.  The Funds will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankee dollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

FOREIGN BANK OBLIGATIONS.  The Funds may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have at the time of the investment more than $25 billion in total assets or the equivalent in other currencies.  Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation.  Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund.  Investment in these securities involve risks, which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions, which might affect payment of principal or interest.  Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.  Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Funds may be subject to the risks associated with the holding of such property overseas.  Eurodollar and foreign obligations of the Funds held overseas will be held by foreign branches of the Funds’ custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

MUNICIPAL OBLIGATIONS.  The Funds may also invest in municipal obligations.  Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  In addition, certain types of private activity bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.  Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

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The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds.  General obligation bonds are backed by the issuer’s faith, credit and taxing power.  Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.  The Funds may also invest in private activity bonds, which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds.  The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment.

The Funds’ portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities.  If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of a state or municipality.  Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Funds will purchase securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“S&P”).  Obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest.  Yields on municipal obligations are dependent on a variety of factors, including the general condition of the bond market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue or issuer.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation and legislative changes.  Because many municipal securities may be issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Specific types of municipal obligations and the risks of each are described more fully below.

EDUCATION-RELATED BONDS.  There are two types of education-related bonds:

(i)                                     those issued to finance projects for public and private colleges and universities, and

(ii)                                  those representing pooled interests in student loans.

Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding.  Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program.  Others may be private, uninsured loans made to parents or students, which are supported by reserves or other forms of credit enhancement.  Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans.  Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance.  Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

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UTILITY BONDS.  The risks associated with municipal obligations issued by electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

HEALTH CARE BONDS.  A major revenue source for the health care industry are payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs.  Many other factors may affect health care-related debt instruments, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

HOUSING BONDS.  Housing revenue bonds are generally issued by a state, county, city, or local housing authority, or other public agency.  Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue.  It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages.  Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow.  Many factors may affect the financing of housing projects, including but not limited to:  acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION BONDS.  Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities.  Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub.  Air traffic generally follows broader economic trends as well as the price and availability of fuel.  The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area.  Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER BONDS.  Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer’s importance, monopoly status, and generally unimpeded ability to raise rates.  Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future.  Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

GUARANTEES AND LETTERS OF CREDIT.  In view of a Fund’s investment in industrial private activity bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund’s shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail.  Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments that may be made and interest rates and fees that may be charged.  The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions.  In addition, general economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit.

WHEN-ISSUED OBLIGATIONS.  Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis.  There is no limit on the Funds’ ability to purchase municipal securities on a when-issued basis.  The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued

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securities takes place at a later date.  Normally, the settlement date occurs within one month of the purchase of such municipal obligations.  During the period between the purchase and settlement dates, no payment is made to the issuer by a Fund and no interest accrues to a Fund on such securities.  To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of when-issued or delayed delivery securities, a Fund will earn no income.  However, it is each Fund’s intent to be as fully invested as is practicable.  While a Fund may sell when-issued securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually taking delivery of them, unless a sale appears desirable for investment reasons.  At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV.  Each Fund will also maintain readily marketable assets at least equal in value to its commitments to purchase securities, specifically for the settlement of such commitments.  The Adviser does not believe that a Fund’s NAV or income will be adversely affected by the purchase of obligations on a when-issued or delayed delivery basis.

TAX-EXEMPT COMMERCIAL PAPER.  Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less.  It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.  Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.  The Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s, A-1 by S&P or F-1 by Fitch’s Investor Service.

TENDER OPTION BONDS.  A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.  Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days.  The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option.  For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

INVESTMENT STRATEGIES

Each Fund may also employ the following investment strategies:

REPURCHASE AGREEMENTS.  Each Fund may invest in securities pursuant to repurchase agreements (“REPOs”).  Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  This results in a fixed rate of return insulated from market fluctuations during such

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period.  Each Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trusts’ Trustees.  To reduce the risk of incurring a loss on a REPO, each Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest and marked-to-market daily.  The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of a repurchase agreement.  A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller, secured by the securities transferred to the purchaser.  In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold.” Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the counter-party to the REPO agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities.  In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price.  Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.  In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security.  A Fund may have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

REVERSE REPURCHASE AGREEMENTS.  It is the Fund’s policy that reverse repurchase transactions will be entered into for temporary purposes only and, when aggregated with other borrowings, will not exceed 5% of the value of the total assets of the Fund at the time of the transaction.  Reverse repurchase agreements (“reverse REPOs”) involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date and interest payment.  In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to the REPO counter-party in return for receiving a percentage of the security’s value.  During the time a reverse repurchase agreement is outstanding, the Funds will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price.  A reverse REPO involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event the Funds may suffer time delays and incur costs or possible losses in connection with such transactions.

INVESTMENTS IN ILLIQUID SECURITIES.  Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the Fund has valued the instruments.  A Fund may invest in illiquid securities if such investments would not exceed 10% of the Fund’s net assets.  The liquidity of a Fund’s investments is monitored under the supervision and direction of the Fund’s Trustees.  Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

BORROWING.  Each Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of the market value of its total assets.  A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.  Borrowing subjects a Fund to interest costs.  Borrowing could also involve

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leverage if securities were purchased with the borrowed money.  To avoid this, each Fund will not purchase securities while borrowings are outstanding.

The Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  The Fund could also experience delays and costs in gaining access to the collateral.

Each Fund may pledge, hypothecate, or in any manner, transfer any security owned by the Fund as security for indebtedness, but only in accordance with the limits discussed above.

CREDIT QUALITY.  The SEC has adopted regulations that dictate the credit quality requirements for money market funds.  These require the Funds to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality.  Money market fund shares and U.S. government securities are also first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities that comprise a Fund’s assets.

CREDIT RISK.  This is the risk that the issuer will not make timely payments of principal and interest.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds.  This risk is reduced to the extent a Fund limits its debt investments to U.S. Treasury or U.S. government securities.

INTEREST RATE RISK.  Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase.  In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.  A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.  However, when interest rates fall, the Funds’ yields will typically fall as well.

MUNICIPAL SECURITIES RISK.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy.  Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time.  Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund’s distributions.  This could have a significant impact on the prices of some or all of the municipal securities

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held by a Fund, making it more difficult for a money market fund to maintain a stable NAV per share.

Debt and money market securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities can be more sensitive to interest rate changes.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  A major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund’s investments could cause that Fund’s share price to decrease.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.  Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.  Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.  Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.  If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.  In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue.  The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

TEMPORARY DEFENSIVE POSITIONS.  The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and this SAI.  However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions.  Further, in an extreme emergency, the Funds would maintain a large percentage of uninvested cash.  If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments (“taxable investments”) consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities, deposit-type obligations, acceptances, letters of credit of FDIC member banks and instruments fully collateralized by such obligations, including repurchase agreements.  Unless a Fund has adopted a temporary defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.

STATE-SPECIFIC RISK.  Each Fund’s investment in securities issued by a specific state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because each Fund’s investment securities may be more susceptible to any single economic, political or regulatory occurrence.  The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and

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demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etc.  However, each Fund intends to qualify as a “regulated investment company” for purposes of the “Subchapter M” of the Internal Revenue Code.  This limits the aggregate value of all investments (except U.S. government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

In addition, each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds.  These require a Fund to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two NRSROs, or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager.  Money-market fund shares and U.S. government securities also are first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by a Fund, the investment adviser would take such action, including no action, as determined to be in the best interest of each Fund by the Trustees.  For more information about the ratings assigned by NRSROs, refer to the “Credit Ratings” section of the SAI.

RISK FACTORS OF STATE FUNDS.  There are additional risks particular to each state for which a respective State Fund is named.  State Funds invest primarily and generally predominately in municipal money-market securities issued by or on behalf of one state or its counties, municipalities, authorities or other subdivisions.  These Funds’ securities are subject to the same general risks associated with other municipal funds’ securities.  In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state.  A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.  The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.  For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN CALIFORNIA.  Investors should consider carefully the special risks inherent in the Fund’s investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state.  California’s economy is the largest in the nation and is relatively diversified.  Although California’s economy is generally diversified with no one sector accounting for more than a quarter of its output, it does have major concentrations in high technology, aerospace and defense related manufacturing, trade, entertainment, real estate and financial services, and the state could suffer economically if one of those sectors was adversely affected.  For instance, the state experienced a recession in the early 1990’s when activity related to construction, manufacturing and financial services, among others, suffered a downturn.  More recently, the technology sector suffered a downturn in the early 2000s, which affected the state’s economy.  A downturn in the housing sector has contributed to slower growth in California, and local governments have experience financial difficulties.  Although several measures have been taken by the state to address it budget deficit, including Proposition 57, which authorizes the issuance of $15 billion of economic recovery bonds to fund previous budget deficits, and California’s economy and finances have improved in recent years, the state still faces a budget deficit.  The state’s population growth continues to exceed the national average.

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RISK FACTORS OF CONCENTRATING IN CONNECTICUT.  The credit quality of the Connecticut Municipal Money-Market Fund will depend on the continued financial strength of the state of Connecticut and its political subdivisions.  Connecticut is a highly urbanized state that exhibits very high wealth and income levels.  Historically, Connecticut has had the highest per capita income of any state.  In addition, the state’s reliance on the manufacturing sector has declined in the last decade, with service-related industries making the largest gains.  The state’s economy is relatively diversified.  Although the state’s financial operations continue to show improvement, Connecticut is a frequent borrower and has a high debt ratio in comparison to other states.

RISK FACTORS OF CONCENTRATING IN FLORIDA.  The credit quality of the Florida Municipal Money-Market Fund will depend on the financial strength of the state of Florida and its political subdivisions.  The Florida Constitution and statutes mandate that the state budget as a whole, and each separate fund within the state’s budget, be kept in balance from currently available revenue each fiscal year.  All state tax revenue, other than trust funds dedicated by Florida’s Constitution for other purposes, would be available for such an appropriation.  Revenue bonds may be issued by the state or its agencies without a vote of Florida’s electors to finance or refinance the cost of fixed capital outlay projects which may be payable solely from the funds derived directly from sources other than state tax revenues.  Debt levels in the state are moderate to high, reflecting the tremendous capital demands associated with rapid population growth.  This growth is expected to continue, but at a reduced rate.  As Florida continues to grow faster than the nation as a whole, the demand for both public and private services will increase, which may strain the service sectors capacity and impede the state’s budget balancing efforts.  Service industries continue to dominate the economy, with tourism playing a vital role.  Sales taxes are the largest source of general revenues.  Construction, manufacturing and agricultural employment are also sources of revenue as are personal income taxes.  Much of Florida’s revenue stream is dependent on the temperate climate of the state.  The revenue stream of the state is vulnerable to adverse weather conditions, such as hurricanes and tropical storms.

RISK FACTORS OF CONCENTRATING IN MASSACHUSETTS.  The credit quality of the Massachusetts Municipal Money-Market Fund is dependent on the financial strength of the Commonwealth of Massachusetts and its political subdivisions.  Massachusetts is a densely populated state with high income levels.  In spite of its wealth levels and diverse economy, the state has been losing jobs, which have put strains on the budget.  In addition, the debt of the commonwealth remains above average and is expected to remain so to fund liabilities related to, among others, its pension funds.

RISK FACTORS OF CONCENTRATING IN MICHIGAN.  The state’s dependence on manufacturing, particularly the manufacturing of automobiles and automobile parts, in the context of reduced market share for Michigan-based companies, has led to large job losses.  This has had a significant adverse impact on Michigan’s economy and upon the revenue of the state and its political subdivisions.  The decline in the Michigan economy had the effect of requiring the state to make adjustments in expenditures and to seek additional revenue sources.  Among other means of supporting expenditures for state programs, a reserve fund designed for times of economic decline has been substantially expended.  With general fund revenues expected to be stable or decline slightly during the coming year, future reductions in spending are needed to keep the fund balance positive.

RISK FACTORS OF CONCENTRATING IN NEW JERSEY.  Investors in the New Jersey Municipal Money-Market Fund should consider the special risks inherent in investing in New Jersey municipal obligations.  New Jersey is the most densely populated state with a diverse economic base that has benefited from growth in financial and information technology services.  New Jersey is also one of the country’s wealthiest states. New Jersey, as with a number of states, has struggled in recent years with tax receipts failing to meet projections.  Although the state has lost jobs in the manufacturing and information technology sectors, employment has increased in service providing sectors.  Budget deficits

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have been addressed using reserve drawdowns, securitization of tobacco settlement proceeds, and various tax increases.  The state is now required to balance future budgets and resolve budgetary imbalances with current or new revenues or expenditure reductions, and not with bond proceeds as was previously the case.

RISK FACTORS OF CONCENTRATING IN NEW YORK.  Investors in the New York Municipal Money-Market Fund should consider the special risks inherent in investing in New York municipal obligations, which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City.  For New York, the downturn was exacerbated by events of September 11, 2001.  The state has for many years imposed a very high state and local tax burden on residents relative to other states.  The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, New York.  The economic and financial condition of the state also may be affected by various financial, social, economic and political factors.  For example, the securities industry is more central to New York’s economy than to the national economy; therefore any decline in stock market performance could adversely affect the state’s income and employment levels.  Higher energy prices, a weakening housing market, rising interest rates and lower corporate earnings have the potential to reduce state revenues.  Although the state has taken steps to address fiscal imbalances, the state is predicted to face persistent structural imbalance through 2011.

RISK FACTORS OF CONCENTRATING IN OHIO.  The credit quality of the Ohio Municipal Money-Market Fund will depend on the financial strength of the state of Ohio and its political subdivisions.  While Ohio has diversified from a manufacturing to a more balanced economy, the state remains largely dependent on the former.  As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole.  Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers.  Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio municipal obligations in the Fund or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

RISK FACTORS OF CONCENTRATING IN PENNSYLVANIA.  The credit quality of the Pennsylvania Municipal Money-Market Fund will depend on the financial strength of the Commonwealth of Pennsylvania and its political subdivisions.  The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth in population.  The commonwealth, once dependent on the coal and steel industry, is now well diversified.  Major sources of growth in Pennsylvania are in the service sector, including medical, health services, education, and financial services.  Historically, Pennsylvania’s unemployment rate has been at or below that of the United States on average.  The commonwealth has made strides to close any budget gaps in revenue and has been able to add funds to the Budget Stabilization Reserve.  Commonwealth debt is below average.  A number of local governments in the commonwealth, including the states two largest cities, Philadelphia and Pittsburgh, have at times faced fiscal stress and were unable to address serious economic and societal problems within revenue constrains.

RISK FACTORS OF CONCENTRATING IN VIRGINIA.  The credit quality of the Virginia Municipal Money-Market Fund will depend on the financial strength of the Commonwealth of Virginia and its political subdivisions.  Virginia’s economy is largely divided between the northern part, which is thriving, and the southern part, where there is more dependence on manufacturing, which continues to decline.  Parts of the commonwealth continue to be dependent on tobacco, coal mining and textile industries, that

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have suffered downturns.  In addition, Virginia’s constitution limits the ability of the commonwealth to create debt and requires a balanced budget.  The commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue.

RISK FACTORS OF CONCENTRATING IN MINNESOTA.  The credit quality of the Minnesota Municipal Money-Market Fund will depend on the financial strength of the state of Minnesota and its political subdivisions.  Minnesota’s economy is relatively diversified, but continues to rely on manufacturing and agriculture.  The debt burden of the state remains moderate, and Minnesota’s debt as a percent of personal income fell a couple of percent in recent years, largely as a result of increased personal income levels.  The state relies on income tax and retail sales tax for revenue which creates a fiscal system that is sensitive to economic conditions.

RISK FACTORS OF CONCENTRATING IN LOUISIANA.  Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly upon the City of New Orleans and its surrounding areas.  In spite of the damage suffered, Louisiana enjoys a stable outlook on its bond rating due in large part to Gulf Opportunity Zone or “GO Zone” legislation, which provided tax-credit bonds to help New Orleans and other related public entities meet their debt service requirements.  Another favorable factor is the state’s institutionalized budget discipline which enables it to minimize potential deficits.  While federal legislation has provided much needed relief for the state’s municipalities, a large portion of the dollars that were allocated for the recovery has been slow to reach residents.  New Orleans’s population is estimated to be about half of its previous level, and the ability of the city to service its debt in the future depends heavily on repopulation and increasing property tax revenues.  On a long-term basis, the state will be challenged to rebuild its economy, as most of its key industries – including tourism, seafood production, oil and gas, and chemicals, suffered damage.  The extent and pace of the industries’ recovery is critical to the state’s economic success.  The price of oil remains an important economic factor and sustained high levels of energy prices should allow gas and oil severance royalties flowing to the state treasury to meet or exceed budget expectations.  While the hurricanes exacerbated the state’s slow economic and population growth, Louisiana’s revenue performance since Katrina and Rita has exceeded expectations.  By working to match expenses to revenues, building a rainy day fund, and implementing other debt reduction measures the state has improved its ability to identify and manage fiscal deficits.  Overall, Louisiana’s satisfactory revenue and budget performance over the past year is expected to continue during the current period of rebuilding in the Gulf region.  The recent increases in sales tax collections may not be permanent, either in terms of a new and sustaining base or in terms of expected growth rates.  Future projections are largely based on estimates of the pace of recovery, the continuation of certain spending by consumers and businesses, the return of the state’s population, and other factors that are difficult to predict.

RISK FACTORS OF CONCENTRATING IN ARIZONA.  Arizona’s economy relies principally on tourism, trade, manufacturing and construction.  The state is constitutionally prohibited from issuing general obligation bonds.  As a result, Arizona municipal bonds are issued by local jurisdictions (such as cities and school districts) or are tied to specific projects.  Arizona’s constitution also imposes limitations on the debt of local governments and school districts, which may affect the ability of the issuers to generate revenues to satisfy their debt obligations.  Arizona has exhibited job creation in recent years as employment grows and unemployment declines.  Arizona’s per capita personal income has generally been below the national average due to such factors as chronic poverty on the state’s Indian reservations, the state’s relatively high number of retirees and children, and the state’s below-average wage scale.  Arizona’s aggregate personal income nevertheless increased approximately 186% between 1990 and 2005.  In addition, retail sales are expected to have modest growth in 2008 compared to previous years.

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Following years of rapid appreciation of residential home values, Arizona has recently faced a downturn in the housing market, which results in a risk of job loss for workers in this economic sector.  The downturn in the housing market could adversely affect the state’s overall economy.

PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTION FEES.  Investment transactions by the Funds are normally principal transactions at net prices.  Therefore the Funds do not normally incur brokerage commissions.  Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter, and after-market transactions with dealers involve a spread between the bid and asked prices.  The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund.  In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields.  In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research or other services provided by the dealer to the Adviser.  To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of a Fund.  However, any such sales will be neither a qualifying or disqualifying factor in the selection of dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS. A complete schedule of holdings as of the end of the previous business day, if available, will be provided to you at no charge by calling 800-637-1700.  This information is available to any person or entity on request. The Funds’ Chief Investment Officer is responsible for authorizing the daily release of the portfolio holdings. A Fund may provide nonpublic portfolio holdings information to RMCI and its affiliates. RMCI may distribute or authorize the distribution of a Fund’s portfolio holdings that are not yet publicly available to RMCI’s employees and affiliates that provide services to the Fund and require this information to fulfill their contractual duties relating to the Fund. To address possible conflicts between the interests of Fund shareholders and those of the RMCI and its affiliates, no consideration may be received by a Fund, RMCI or its affiliates or any of their employees in connection with the disclosure of portfolio holdings information. In addition, persons approved to receive nonpublic portfolio holdings information will receive it only as often as necessary for the purpose for which it is provided. Each Trust, RMCI and Resrv have also adopted a Code of Ethics that prohibits revealing information relating to a Fund’s portfolio or activities except to the Trust, RMCI, RMC and Resrv, establishes guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and deals with other situations that may pose a conflict of interest or a potential conflict of interest. The Code of Ethics does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper, high-quality short-term debt instruments including repurchase agreements, stock indices, shares of registered open-end investment companies (mutual funds)(other than Reportable Funds, as defined by the Code of Ethics) or exchange-traded funds, other than those organized as unit investment trusts. An Access Person, as defined by the Code of Ethics, may only engage in personal securities transactions in accordance with the procedures and guidelines established under the Policies And Procedures Concerning the Misuse of Material Non-Public Information (the “Insider Trading Policy”). The employees, affiliates and subsidiaries of the Trust, RMCI and Resrv must annually certify to compliance with the Code of Ethics and the Insider Trading Policy.

Any nonpublic portfolio holdings information made to entities other than RMCI and its affiliates will be reviewed by the Chief Compliance Officer (“CCO”) prior to any release of the portfolio holdings information. The CCO will approve the furnishing of nonpublic portfolio holdings information to a third party only if she/he considers the furnishing of such information to be in the best interests of a Fund and its shareholders. There are no ongoing arrangements with third parties to make available information about a Fund’s portfolio holdings that is not publicly available.

Each Fund does not expect to disclose information about the Fund’s portfolio holdings that is not publicly available to individual and institutional investors, to intermediaries that distribute the Fund’s shares or to any other third party. A Fund may provide nonpublic portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. The Board receives and reviews quarterly reports on the operation and effectiveness of the portfolio holdings policy.

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SECURITY ALLOCATION.  When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each fund.  The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

MANAGEMENT OF THE TRUSTS

The Board is responsible for the management and supervision of each Fund.  The Trustees approve all material agreements between the Funds and the Funds’ service providers.

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The Board has an Audit Committee, a Nominating Committee and a Valuation Committee.  The Audit Committee consists of three (3) of the Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act (the “Independent Trustees”).  The Audit Committee reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices, and oversees the quality and objectivity of its financial statements and the independent audit thereof.  The Audit Committee is comprised of Messrs. Montgoris and Artinian and Ms. Albicocco. Mr. Montgoris and Ms. Albicocco have been determined to meet the qualifications of an audit committee financial expert.  The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required.  While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee.  The Secretary of the Funds will forward all nominations received to the Nominating Committee.  The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures.  The Audit Committee met five (5) times, the Nominating Committee and the Valuation Committee did not meet during the fiscal year ended May 31, 2008.  The Valuation Committee is comprised of Messrs. Bent and Ehlert.

BIOGRAPHICAL INFORMATION.  Biographical information relating to the Independent Trustees, the Officers of the Fund and the Trustees who are “interested persons” of the Fund, as defined in the Investment Company Act (the “interested Trustee”), is set forth below.  The Trustees and the Officers of the Fund oversee five registered investment companies, with 23 portfolios, in The Reserve fund family.

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Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000

President of Reserve Management Company, Inc. (“RMCI”), Chairman of Reserve Management Corporation (“RMC”) and Chairman of Resrv Partners, Inc. (“Resrv”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

Independent Trustees

Edwin Ehlert, Jr. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

William E. Viklund Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

William J. Montgoris Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

Frank J. Stalzer Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

Ronald J. Artinian Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

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Santa Albicocco Age: 58 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance - County of Nassau, NY; Trustee of other Reserve funds.

Stephen P. Zieniewicz Age: 49 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Executive Director - University of Washington Medical Center since 2007; Chief Operating Officer - Saint Louis University Hospital from 2004 to 2007; Vice President Support Services - South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

Officers Who Are Not Trustees

Bruce R. Bent II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Secretary since 2000, Co-Chief Executive Officer since 2005.

Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

Arthur T. Bent III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Treasurer since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.

Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

Patrick J. Farrell Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.

Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

Christina Massaro Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005

Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

Catherine Crowley Age : 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

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*  Mr. Bruce Bent is an “interested person” of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent III also serve as officers to an unregistered fund advised by the Adviser.

# Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

TRUSTEE SHARE OWNERSHIP.  As of December 31, 2007, the Trustees’ beneficial ownership of the equity securities of the Funds in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”) are indicated below:

Aggregate Dollar Range of Equity Securities in:

Name	Interstate Tax- Exempt Fund	California Municipal Money-Market Fund	Connecticut Municipal Money-Market Fund	Florida Municipal Money-Market Fund	Massachusetts Municipal Money-Market Fund	Michigan Municipal Money-Market Fund	New Jersey Municipal Money-Market Fund
Interested Trustees:
Bruce R. Bent	None	None	None	None	None	None	None
Independent Trustees:
William E. Viklund	None	None	None	None	None	None	None
Edwin Ehlert, Jr.	None	None	None	None	None	None	None
William J. Montgoris	None	None	None	None	None	None	None
Joseph D. Donnelly*	None	None	None	None	None	None	None
Ronald J. Artinian	None	None	None	None	None	None	None
Santa Albicocco	None	None	None	None	None	None	None
Stephen P. Zieniewicz	None	None	None	None	None	None	None

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Aggregate Dollar Range of Equity Securities in:

Name	Ohio Municipal Money- Market Fund	Pennsylvania Municipal Money- Market Fund	Virginia Municipal Money- Market Fund	New York Municipal Money- Market Fund	Arizona Municipal Money- Market Fund	Louisiana Municipal Money- Market Fund	Minnesota Municipal Money- Market Fund	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Trustees:
Bruce R. Bent	None	None	None	None	None	None	None	Over $100,000
Independent Trustees:
William E. Viklund	None	None	None	$50,001-$100,000	None	None	None	$50,001-$100,000
Edwin Ehlert, Jr.	None	None	None	None	None	None	None	Over $100,000
William J. Montgoris	None	None	None	None	None	None	None	$50,001-$100,000
Joseph D. Donnelly*	None	None	None	None	None	None	None	$10,001-$50,000
Ronald J. Artinian	None	None	None	$10,001-$50,000	None	None	None	$10,001-$50,000
Santa Albicocco	None	None	None	None	None	None	None	$10,001-$50,000
Stephen P. Zieniewicz	None	None	None	None	None	None	None	$10,001-$50,000
Frank Stalzer	None	None	None	None	None	None	None	$50,001-$100,000

*Resigned as of June 12, 2008.

As of September 1, 2008, neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv or an entity controlling, controlled by or under common control with the Adviser or the Distributor.

TRUSTEE COMPENSATION.  The Independent Trustees are paid a fee of $3,500 for each Board meeting that they attend in person, a fee of $1,000 for each joint telephonic meeting that they participate in, an annual fee of $40,000 for service to all of the trusts in The Reserve fund complex, and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits.  The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting.  Mr. Montgoris and Ms. Albicocco receive an annual fee of $25,000 for their services as audit committee financial experts for the trusts for which they serve as such.

For the fiscal year ended May 31, 2008, the Trustees received the following compensation from the Funds and Supervised Funds.  Mr. Bruce Bent does not receive compensation from the Funds or the Fund Complex.

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Name*	Interstate Tax- Exempt Fund	California Municipal Money-Market Fund	Connecticut Municipal Money-Market Fund	Florida Municipal Money-Market Fund	Massachusetts Municipal Money-Market Fund	Michigan Municipal Money-Market Fund	New Jersey Municipal Money-Market Fund
Interested Trustees:
Bruce R. Bent	$0	$0	$0	$0	$0	$0	$0

Independent Trustees:
William E. Viklund	$1,089	$104	$44	$73	$28	$25	$87
Edwin Ehlert, Jr.	$1,130	$107	$46	$75	$29	$26	$90
William J. Montgoris	$1,654	$157	$67	$111	$42	$39	$132
Joseph D. Donnelly**	$1,089	$104	$44	$73	$28	$25	$87
Frank Stalzer	$1,039	$99	$42	$69	$26	$24	$83
Ronald J. Artinian	$1,150	$109	$46	$77	$29	$26	$92
Santa Albicocco	$1,528	$145	$62	$102	$39	$35	$122
Stephen P. Zieniewicz	$1,106	$105	$45	$74	$28	$25	$89

Name*	Ohio Municipal Money- Market Fund	Pennsylvania Municipal Money- Market Fund	Virginia Municipal Money- Market Fund	New York Municipal Money- Market Fund	Arizona Municipal Money- Market Fund	Louisiana Municipal Money-Market Fund	Minnesota Municipal Money-Market Fund	Compensation from all Reserve Funds*
Interested Trustees:
Bruce R. Bent	$0	$0	$0	$0	$0	$0	$0	$0
Independent Trustees:
William E. Viklund	$19	$62	$31	$230	$1	$3	$5	$54,000
Edwin Ehlert, Jr.	$20	$64	$33	$239	$1	$3	$5	$56,000
William J. Montgoris	$29	$94	$48	$350	$1	$5	$8	$82,000
Joseph D. Donnelly**	$19	$62	$31	$230	$1	$3	$5	$54,000
Frank Stalzer	$18	$58	$30	$220	$1	$3	$5	$51,500
Ronald J. Artinian	$20	$65	$33	$243	$1	$3	$6	$57,000
Santa Albicocco	$27	$86	$44	$323	$1	$5	$7	$75,750
Stephen P. Zieniewicz	$19	$63	$32	$234	$1	$3	$5	$54,833

*                 Each Trustee serves on the Board of five registered investment companies, which encompass a total of 23 funds.

** Resigned as of June 12, 2008.

As of September 1, 2008, the Trustees and Officers, in the aggregate, owned less than 1% of any class of any Fund.

Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by a Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust.  Neither Mr. Bent nor the Officers (other than the CCO) of the Funds receive any compensation from the Trust or the Funds.

PRINCIPAL SHAREHOLDERS.  As of September 1, 2008, the following persons or entities owned of record, or were known to own beneficially, 5% or more of any class of the outstanding shares of a Fund:

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Arizona Municipal Money-Market Fund	WILLIAM C BRANDEL TTEE WILLIAM C BRANDEL FAMILY TRUST DTD 7/12/88 SUN CITY AZ 85351-3163	Class R	8.70
	LOIS S ARNOLD PHOENIX AZ 85013-2918	Class R	5.11
	DORCAS A BRYSACZ R/O IRA DCG & T TTEE PRESCOTT AZ 86301-6515	Class R	7.14
	JAMES V BONANNO JR & JOSEPHINE BONANNO JTTEN TEANECK NJ 07666-1286	Class R	18.24
	THOMAS R HISLOP TTEE OR MARILYN A HISLOP TTEE T HISLOP FAMILY TRUST PHOENIX AZ 85018-7247	Class R	10.87
	PAUL S JONES TTEE DORIS E JONES KILE REV TRUST PARADISE VLY AZ 85253-2527	Class R	5.48
	RMCI 1250 BROADWAY NEW YORK NY 10001	Class R	12.23
California Municipal Money-Market Fund	AEIS OMNIBUS - CALIFORNIA II 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	76.70
Connecticut Municipal Money-Market Fund	AEIS OMNIBUS ACCOUNT - CONNECTICUT 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	29.10
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA INC. 200 LIBERTY ST 1 WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS DEPT. 5TH FL NY NY 10281	Class R	12.15
	SCUDDER INVESTMENTS SERVICE COMPANY FBO RIDGE CLEARING & OUTSOURCING 26 BROADWAY NEW YORK NY 10004-1703	Class R	16.96
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	23.16
Florida Municipal Money-Market Fund	AEIS OMNIBUS ACCT - FLORIDA 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	30.72
	RIDGE CLEARING & OUTSOURCING SOLUTIONS FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN: ROB WALSH 2 JOURNAL SQUARE 3RD FLOOR JERSEY CITY NJ 07036	Class R	6.32
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	43.38
Interstate Tax-Exempt Fund	AEP COMPANY INC. 1 RIVERSIDE PLAZA 26TH FLOOR COLUMBUS OH 43230	Class Institutional	5.68
	TD AMERITRADE INC. 4211 SOUTH 102ND STREET OMAHA NE 68127	Class Institutional	39.11
	TD AMERITRADE SERVICES COMPANY INC 4211 SOUTH 102ND STREET OMAHA NE 68127	Class Institutional	8.63
	BEAR STEARNS SECURITIES CORP FBO:752-80324-15- VMWARE INC ONE METROTECH CENTER NORTH BROOKLYN NY 11201	Class Institutional	7.98
	VITAL-SIGNS INC. 20 CAMPUS ROAD TOTOWA NJ	Class Institutional	6.05
	FERRIS BAKER WATTS INC INTERSTATE OMNIBUS ACCOUNT 8403 COLESVILLE RD # 900 SILVER SPRING MD 20910	Class R	20.98
	AEIS OMNIBUS ACCT - INTERSTATE 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	33.25
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA INC. 200 LIBERTY ST 1 WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS DEPT. 5TH FL NY NY 10281	Class R	17.78
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class Treasurer’s Trust	51.42
	NPC PARTNERSHIP 6 CROMPTONS GAP RICHARDSON TX 75080	Class Treasurer’s Trust	10.56
	FIRST VICTORIA NATIONAL BANK 101 S. MAIN STREET VICTORIA TX 77901-1338	Investor Class I	100.00
	TOWER BANK & TRUST COMPANY 116 EAST BERRY STREET FORT WAYNE IN 46802	Investor Class II	105.80
	LASALLE BANK NATIONAL ASSOCIATION AS CUSTODIAN FOR CASH OMNIBUS 181 W. MADISON ST. SUITE 4010 CHICAGO IL 60602	Liquidity Class I	80.24
	JEFFERIES & CO. FBO: 9700465611 34 EXCHANGE PLACE PLAZA III SUITE 705 JERSEY CITY NJ 07311	Liquidity Class I	6.81
	PITCAIRN TRUST COMPANY 165 TOWNSHIP LINE ROAD SUITE 3000 JENKINTOWN PA 19046	Liquidity Class I	12.81
	RESERVE MANAGEMENT CORPORATION 1250 BROADWAY NEW YORK NY 10001	Liquidity Class II	100.00
	E.E. HOOD JR. & KAY T. HOOD JTWROS BANNER ELK NC 28604	Liquidity Class III	7.24
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Liquidity Class III	43.80
	DEAN VENTURES III LLC 8065 LEESBURG PIKE APT 5FL VIENNA VA 22182-2739	Liquidity Class III	6.98
	DC ENERGY HOLDINGS LLC 8065 LEESBURG PIKE APT 5FL VIENNA VA 22182-2738	Liquidity Class III	29.51
	NORTHWESTERN BANK 625 S GARFIELD TRAVERSE CITY MI 49686	Liquidity Class V	5.78
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS 1 PERSHING PLAZA JERSEY CITY NJ 07399	Liquidity Class V	65.46
	THE BANK OF SAN ANTONIO 8000 IH 10 WEST SUITE 1100 SAN ANTONIO TX 78230	Liquidity Class V	26.35
Louisiana Municipal Money-Market Fund	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	67.45
	JOSEPH P NICOLETTI & CARMEN G NICOLETTI JTWROS SLIDELL LA 70461-2641	Class R	16.73
	T LAWRENCE & DAVID S DIETZ & THOMPSON DIETZ IV & CYNTHIA DIETZ HEBER TTEES THOMPSON M DIETZ III TESTAMENTARY TRUST NEW ORLEANS LA 70125	Class R	6.38
Massachusetts Municipal Money-Market Fund	AEIS OMNIBUS ACCT - MASSACHUSETTS 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	65.48
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	28.04
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class Treasurer’s Trust	99.97
Michigan Municipal Money-Market Fund	FERRIS BAKER WATTS INC MICHIGAN OMNIBUS ACCOUNT 8403 COLESVILLE RD # 900 SILVER SPRING MD 20910	Class R	38.72
	AEIS OMNIBUS ACCT - MICHIGAN 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	18.98
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	34.63
Minnesota Municipal Money-Market Fund	NATIONAL FINANICAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA INC. 200 LIBERTY ST 1 WORLD FINANICAL CENTER NY NY 10281	Class R	53.12
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	45.19
New Jersey Municipal Money-Market Fund	AEIS OMNIBUS ACCT - NEW JERSEY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	31.89
	RIDGE CLEARING & OUTSOURCING SOLUTIONS FOR THE EXCLUSIVE BENEFIT OF IT’S CUSTOMERS 2 JOURNAL SQUARE 3RD FLOOR JERSEY CITY NJ 07036	Class R	7.35
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	32.81
New York Municipal Money-Market Fund	THE DAVID LERNER REVOCABLE LIVING TRUST DAVID LERNER TRUSTEE SYOSSET NY 11791	Class R	20.86
	AEIS OMNIBUS ACCT - NY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	23.02
	RESERVE MANAGEMENT CORPORATION 1250 BROADWAY 32ND FLR NEW YORK NY 10001	Class Treasurer’s Trust	21.86
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class Treasurer’s Trust	78.25
Ohio Municipal Money-Market Fund	AEIS OMNIBUS ACCT - OHIO 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	35.93
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA INC. 200 LIBERTY ST 1 WORLD FINANCIAL CENTER NY NY 10281	Class R	24.08
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	23.91

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Pennsylvania Municpal Money-Market Fund	BRIAN G MCELWEE C/ O VALLEY FORGE INV CORP VALLEY FORGE PA 19482-0837	Class R	6.31
	AEIS OMNIBUS ACCT - PENNSYLVANNIA 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	36.10
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	17.69
Virginia Municipal Money-Market Fund	AEIS OMNIBUS - VIRGINIA 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	Class R	45.68
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	Class R	39.19
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS 1 PERSHING PLAZA JERSEY CITY NJ 07399	Class R	8.77

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Any shareholder beneficially owning more than 25% of a Fund’s outstanding shares, either directly or indirectly may be considered a controlling person of the Fund.  That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes from other shareholders.

CODE OF ETHICS.  The Trusts, the Adviser and Resrv have adopted a Code of Ethics, respectively, conforming to the requirements of the Investment Company Act.  The purpose of the Code of Ethics is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trusts’ investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest.  Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information.  Therefore, the Trusts and the Adviser have developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries.  Under the Code of Ethics, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established.  The Code of Ethics does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments including repurchase agreements, stock indices, shares of registered open-end investment companies (mutual funds) (other than Reportable Funds, as defined by the Code of Ethics) or exchange traded funds, other than those organized as unit investment trusts.

PROXY VOTING.  The Trustees have delegated proxy voting authority in respect to the Funds’ portfolio securities to RMCI.  In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set

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forth in Appendix B to this SAI with respect to the Trusts.  RMCI believes that the policy and procedures ensure that proxies are voted in the best interests of the Funds, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures are available upon request.  Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy.  This information is also available at the SEC’s website at http://www.sec.gov.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trusts.  Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

INVESTMENT MANAGEMENT AGREEMENT.  The Trusts, on behalf of each of the Funds, have entered into Investment Management Agreements with the Adviser (each a “Management Agreement”) which provide for a comprehensive management fee structure.  Under each Management Agreement, RMCI manages the respective Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of each Management Agreement, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee (0.08% of each class’s average daily net assets), all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses.  Excluded from the definition of operating and other expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s distribution plans under Rule 12b-1 under the Investment Company Act, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

The Management Fee is paid a fee, calculated and paid daily based on the average daily net assets of the share classes, at the following annual rates:

Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer’s Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.56%	0.51%	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

The Management Agreements are in effect for an initial two-year period and thereafter renewed annually if approved by (i) either a majority of the Board of the Trust or the vote of a majority of the outstanding voting securities of the applicable Fund and (ii) by a separate vote of a majority of the Independent Trustees.  Each Management Agreement may be terminated

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without penalty upon sixty (60) days’ written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund’s expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be.  RMCI may also make such advertising and promotional expenditures and other payments to financial intermediaries, using its own resources, as it from time to time deems appropriate.  RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

INTERSTATE TAX-EXEMPT FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$3,222,810	$21,610
2007	$3,810,063	$118,412
2008	$3,893,295	$315,797

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$910,632	$2,309
2007	$1,119,500	$4,304
2008	$878,831	$90,298

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$206,005	$2,554
2007	$253,871	$14,896
2008	$328,900	$77,191

FLORIDA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$400,830	$849
2007	$450,701	$7,165
2008	$499,060	$45,162

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$173,812	$0
2007	$208,813	$2,905
2008	$232,064	$32,358

MICHIGAN MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$120,029	$2,397
2007	$108,703	$3,259
2008	$211,490	$24,976

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NEW JERSEY MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$411,808	$3,450
2007	$482,418	$12,355
2008	$644,484	$99,801

OHIO MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$153,980	$561
2007	$139,441	$2,757
2008	$171,645	$20,172

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$350,550	$4,474
2007	$471,216	$8,573
2008	$506,046	$39,220

VIRGINIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$130,241	$15,641
2007	$180,265	$8,943
2008	$227,257	$32,662

NEW YORK MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$1,436,851	$1,959
2007	$1,580,416	$10,159
2008	$1,669,015	$82,382

ARIZONA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$140	$13
2007	$13,562	$1,079
2008	$9,170	$4,477

LOUISIANA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$6,552	$3,866
2007	$33,010	$1,312
2008	$22,708	$7,158

MINNESOTA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$18,544	$1,614
2007	$41,952	$13,955
2008	$74,932	$18,147

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DISTRIBUTION ARRANGEMENTS

DISTRIBUTION PLANS.  The Trusts have adopted distribution plans under Rule 12b-1 of the Investment Company Act (each a “Distribution Plan” and together, the “Distribution Plans”) with respect to Class R, Investor Class I, Investor Class II and Investor Class III shares of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and the Class R shares of the remaining State Funds.  Under its respective Distribution Plan, effective July 16, 2007, each Fund pays distribution (12b-1) fees on the average daily net assets of those classes at the rate of 0.25%, regardless of the amount of distribution expenses incurred.  Prior to July 16, 2007, distribution fees were paid on average daily net assets of those classes at the rate of 0.20%.

DISTRIBUTION AGREEMENT.  Each Trust, on behalf of the Funds, has entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of each Fund’s shares.  The Trusts have authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus.  Sales may be made only by Prospectus.  Resrv, located at 1250 Broadway, New York, NY 10001-3701, acts as the “principal underwriter” for the Funds and as such arranges for the continuous offering of shares of Class R, Investor Class III, Investor Class II and Investor Class I of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and Class R shares of each remaining State Fund.  The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares.  Resrv’s principal business is the distribution of mutual fund shares.

Resrv uses distribution (12b-1) fees to pay brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ shareholder accounts for Class R, Investor Class III, Investor Class II and Investor Class I shares of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and Class R Shares of each of the remaining State Funds, (“distributed accounts”) at an annual rate of 0.25% of the average daily net assets of the distributed accounts serviced by such Intermediary.  Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s client accounts.  Substantially all such payments are paid to Intermediaries for distribution and shareholder liaison services.

A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly.  The Trust’s Chief Financial Officer or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements.  The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan for the periods indicated:

Year Ended May 31,	Interstate	California	Connecticut
2006	$566,773	$227,490	$51,592
2007	$643,018	$279,875	$63,468
2008	$696,863	$252,146	$96,052

Year Ended May 31,	Florida	Massachusetts	Michigan
2006	$99,989	$43,548	$30,013
2007	$112,675	$52,203	$27,175
2008	$145,564	$67,978	$62,635

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Year Ended May 31,	New Jersey	Ohio	Pennsylvania
2006	$102,867	$38,565	$87,774
2007	$120,604	$34,859	$117,804
2008	$187,895	$50,382	$148,881

Year Ended May 31,	Virginia	New York	Arizona	Louisiana	Minnesota
2006	$32,553	$359,213	$35	$1,638	$4,639
2007	$45,067	$395,097	$3,390	$8,253	$10,488
2008	$66,701	$484,847	$2,583	$6,522	$22,281

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services in regard to the distributed accounts of the respective Fund.  As of May 31, 2008, for the period since the inception of each Distribution Plan, the distribution expenses have equaled or exceeded the distribution revenues paid under the distribution plan for each of the Funds.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources, including amounts paid to it under Management Agreements.  The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the intermediary makes to a Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity, and the possibility of assets being withdrawn from a Fund with a corresponding increase in the Fund’s expense ratio.  The amounts paid, which can vary by Intermediary, can be used by the intermediary to offset its costs associated with account maintenance support, statement preparation, and transaction processing and other shareholder support services.  Amounts paid by RMCI to intermediaries, which vary by class of shares, represent a substantial portion of the amount received by RMCI under the Management Agreements.  In addition to amounts paid under Distribution Plans or by RMCI, an intermediary may charge a fee for its services directly to its clients.  To the extent intermediaries sell more shares of a Fund or retain shares of a Fund in their clients’ accounts, RMCI and its affiliates benefit from the incremental management and other fees paid to RMCI and its affiliates by a Fund with respect to those assets.

APPROVAL OF DISTRIBUTION ARRANGEMENTS.  Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such renewal.  All material amendments to the Distribution Plan or the Distribution Agreement must be approved by a vote of the Trustees and of the Independent Trustees, cast in person at a meeting called for the purpose of such vote.  The Distribution Plan or Distribution Agreement may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund or the relevant class if the termination related to a particular class of shares of the Fund, or by a vote of the Independent Trustees.  Each Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

TRANSFER AGENT.  Each Trust acts as its own transfer and dividend-paying agent.

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CUSTODIAN.  State Street Bank & Trust Company, 2 Avenue De Lafayette, Boston, MA 02111, is the custodian of the assets of each Fund (the “Custodian”) pursuant to an custodian agreement with each Trust on behalf of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  The Audit Committee has selected                      , located at                                   , as each Trust’s independent registered public accounting firm.  The Funds’ financial statements for the fiscal year ended May 31, 2008, have been audited by                      , and are incorporated herein by reference in reliance upon the report of such firm.

HOW TO BUY AND SELL SHARES

Information relating to the calculation of net asset value and to the purchase and redemption of shares of each Fund is located in the Prospectus.

SHAREHOLDER SERVICES

In addition to the account services described in the Prospectus, the following services are available to investors in Investor Class I, Investor Class II, Investor Class III and Class R of the Interstate Tax-Exempt Fund, the Class Treasurer’s Trust, Investor Class II and Class R of the Arizona Municipal Money-Market Fund, Class R of the Florida Municipal Money-Market Fund and in the Class Treasurer’s Trust and Class R shares of the remaining State Funds.

RESERVE CASH PERFORMANCE ACCOUNTS.  The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA Plus”) provide a comprehensive package of additional services to investors.  You will need to complete the application or a signature card (for existing accounts) and certain other documentation, in order to use these services.  These packages provide a checking arrangement whereby you can write checks in any amount against your account.  Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds.  Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment.  Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds.  All transaction activity, including check redemptions, will be reported on your account statement.  Checking may not be available to clients of some Intermediaries.

A VISA Check Card is also available with these packages.  There is a $10.00 annual fee for the VISA Check Card to CPA investors.  There is no additional fee for CPA Plus investors.  The VISA Check Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly billing and finance charges.  You may also use your VISA Check Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases, which is credited to their account, or, for an additional $35, participating in the Reserve Airline Rewards Program.  As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected.  VISA Check Card issuance is subject to credit approval.  The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time.  Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances.  The checks and VISA Check Card are intended to provide investors with easy access to their account balances.

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Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card.  If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently JPMorganChase at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern Time.

For more information regarding features of the CPA and CPA Plus packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call the Funds at 800-637-1700.  The Funds will charge nonrefundable annual CPA Plus service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks.  These fees may be changed at any time upon 30 days’ notice to participants.  In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Check Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FOLLOWING IS A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL AND LOCAL INCOME TAX CONSIDERATIONS REGARDING THE PURCHASE, OWNERSHIP AND DISPOSITION OF SHARES OF THE FUND.  THIS SUMMARY DOES NOT ADDRESS ALL OF THE POTENTIAL U.S. FEDERAL AND LOCAL INCOME TAX CONSEQUENCES THAT MAY BE APPLICABLE TO THE FUND OR TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL TAX RULES.  THE FUND AND THE ADVISER DO NOT PROVIDE TAX ADVICE AND STRONGLY URGE INVESTORS TO CONSULT THEIR OWN TAX ADVISER(S) WITH RESPECT TO THE SPECIFIC FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUND.  THE SUMMARY IS BASED ON THE LAWS IN EFFECT ON THE DATE OF THIS SAI AND EXISTING JUDICIAL AND ADMINISTRATIVE INTERPRETATIONS THEREOF, ALL OF WHICH ARE SUBJECT TO CHANGE, POSSIBLY WITH RETROACTIVE EFFECT.

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the NYSE and The Reserve are open for business.  Each Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

TAXES.  Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so long as such qualification is in the best interests of shareholders.  Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code.  If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax, and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible

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for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which a Fund holds 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.  A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund being subject to local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year.  While each Fund intends to distribute its ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax.  In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.  If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the minimum distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income net long-term capital gains, will be taxable to shareholders as dividend income.  Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC.  If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Dividends paid by a Fund from its net tax-exempt income will be eligible for designation as exempt-interest dividends if at close of each fiscal quarter at least 50% of the Fund’s total assets are comprised of tax-exempt securities.  Exempt-interest dividends are generally free of federal income tax liability but may be subject in whole or part to AMT or state taxes.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income.  The tax rate on certain dividend income and long-term capital gains applicable to non-corporate shareholders for taxable years beginning on or before December 31, 2010 is set at a maximum 15% and under current law will rise to 20% thereafter.  Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates.  However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates.  Similarly, because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction.  Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares.  Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

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Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federal income tax purposes.  If a shareholder receives exempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months or fewer, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.  Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by a Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof.  Moreover, some or all of the exempt-interest dividends distributed by a Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes.  In addition, the receipt of dividends and distributions from a Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation.  Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the AMT, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund.  Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.  Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss.  However, gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

Certain states exempt from state income taxation dividends paid by RICs, which are derived from interest on U.S. Treasury obligations.  State law varies as to whether dividend income attributable to U.S. Treasury obligations is exempt from state income tax.

In the event that a Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of the Fund, a shareholder may realize a taxable gain or loss.  Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares.  A loss realized on a sale or exchange of a Fund’s shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.

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The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the Internal Revenue Service (the “IRS”) that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  Backup withholding is not an additional tax.  Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.  For individual shareholders, the TIN is generally the shareholder’s social security number.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

FOR A BETTER UNDERSTANDING OF CERTAIN MATERIAL STATE TAX CONSEQUENCES, PLEASE READ BELOW.  THIS SUMMARY DOES NOT ADDRESS ALL OF THE POTENTIAL APPLICABLE STATE TAX CONSEQUENCES.  INVESTORS ARE STRONGLY URGED TO CONSULT THEIR OWN TAX ADVISERS.

CALIFORNIA TAXES.  Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest of which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to California individual income taxes.  Dividends of the Fund are not exempt from the California taxes payable by corporations.

CONNECTICUT TAXES.  Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest on obligations issued by or on behalf of the state of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the state of Connecticut and (ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.  Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes.  All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

FLORIDA TAXES.  Effective January 1, 2007, the Florida intangibles tax has been repealed.  If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax.  A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

MASSACHUSETTS TAXES.  Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt-interest dividends under the Code, and represent (i) interest or gain on obligations issued by the

39

Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.  Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

MICHIGAN TAXES.  Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, and (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.  Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived form interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.  Certain municipalities in Michigan also impose an income tax on individuals and corporations.  However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

NEW JERSEY TAXES.  Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the state of New Jersey or any county, municipality, school, or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, and (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws.  Conversely, to the extent that the distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.  Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

OHIO TAXES.  Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the state of Ohio or any county, municipality, school, or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of Ohio, and (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from Ohio taxation under federal or Ohio state laws.  Conversely, to the extent that the distributions by the Fund are attributable to other types of obligations, such distributions will be subject to Ohio income taxes.  Distributions received by a corporate shareholder from the Fund will not be exempt from Ohio Corporation Business Tax or Ohio Corporation Income Tax.

PENNSYLVANIA TAXES.  Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes.  Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax exempt obligations.

VIRGINIA TAXES.  Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the Commonwealth of

40

Virginia or any political subdivision thereof or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes.  Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

NEW YORK TAXES.  Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the state of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico.  Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.  Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

ARIZONA TAXES.  Under existing Arizona laws, distributions made by the Fund will not be subject to Arizona individual or corporate income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest on obligations received on obligations of the United States or its territories or possessions and (ii) interest income received on obligations of Arizona or its political subdivisions.  Conversely, to the extent that the distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.

LOUISIANA TAXES.  Under existing Louisiana laws, dividends received by Louisiana residents from the Louisiana Municipal Bond Fund are exempt from Louisiana income tax to the extent that they are derived from interest on the exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities.  In general, however, other distributions are subject to Louisiana income tax.  All income from Fund shares retains its character in the hands of an individual taxpayer.  Neither the State nor any of its municipalities may impose property tax on fund shares.

MINNESOTA TAXES.  Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Code, and provided further that at least 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities or governmental agencies or instrumentalities.  Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Minnesota regular personal income taxes.  Dividends of the Fund are not exempt from Minnesota corporate income taxes.

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INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISER(S) WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

PROXY VOTING

The Trustees have delegated proxy voting authority, in regard to the Funds’ portfolio securities, to RMCI.  In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust.  RMCI believes that the policy and procedures ensure that such proxies are voted in the best interests of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures as well as information about how a particular proxy was voted for the most recent 12 month period ended June 30 are available upon request.  Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy. This information is also available at the SEC’s website at http://www.sec.gov.

INFORMATION ABOUT THE TRUSTS

Each Trust’s Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes.  Shares issued will be fully paid and non-assessable and will have no preemptive rights.  The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions.  The Trustees do not intend to hold annual shareholder meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, each Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.  If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares.  Any such changes must comply with all applicable state and federal securities laws that require that each class be preferred over all other classes in respect to assets specifically allocated to such class.

Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class of Fund shares available for distribution to such shareholders.  It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters.  Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board.

All consideration received by a Trust for shares of the Funds or one of classes and all assets in which such consideration is invested will belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.  The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds’ obligations unless, as in this instance, the Declarations of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio’s obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect.  The Declarations of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

The Declarations of Trust further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law,

42

but nothing in any Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Use Of Joint Prospectus And Statement Of Additional Information.  Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds.  However, each Fund has acknowledged that it, and not any other Fund, is liable for any material misstatement or omission about it in the Prospectus or SAI.

FINANCIAL STATEMENTS

The Funds’ audited Financial Statements for the fiscal year ended May 31, 2008 are incorporated into this SAI by reference to the Funds’ Annual Report dated May 31, 2008.  The Funds’ Annual Report is available at no charge by calling 800-637-1700.

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Appendix A

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P.  Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes.  SP-1, the highest note rating, indicates a strong capacity to pay principal and interest.  Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually.  Prime-1 issues have a superior capacity for repayment.  Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing;” MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations.  F1 denotes the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments.  A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality.  It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.  F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks.  ‘A’ denotes a very strong bank.  Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘B’ denotes a strong bank.  There are no major concerns regarding the bank.  Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects.  There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

A-1

Appendix B

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

I.                                         POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve’s registered investment companies, referred to collectively as the “Funds”.  The Adviser has full authority to vote proxies on behalf of each Fund.  Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time.  Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.                                     PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.                                 PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Proxy Voting Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to those Guidelines.

A.                                   CONFLICTS OF INTEREST

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.                                      VOTE IN ACCORDANCE WITH THE GUIDELINES.  To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.                                      OBTAIN CONSENT.  To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B.                                     LIMITATIONS

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.                                       FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund.  If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.                                       TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.                                       LIMITED VALUE: If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.                                       SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.                                       UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.                                 RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.                                     PROXY VOTING GUIDELINES

Each proxy issue will be considered individually.  The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders.  Part A deals with proposals that have been approved and recommended by the company’s board of directors.  Part B deals with proposals submitted by stockholders for inclusion in proxy statements.  Part C addresses unique considerations pertaining to foreign issuers.

A.                                   BOARD APPROVED PROPOSALS

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself.  These proposals have been approved and recommended by the issuer’s board of directors.  The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests.  Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                                      The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                                     The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•                  relating to executive compensation.

•                  relating to changes in a company’s capitalization.

•                  relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•                  to adopt any form of anti-takeover measures.

•                  to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•                  on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

STOCKHOLDER PROPOSALS

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement.  These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations.  The Funds will vote on a case-by-case basis on all shareholder proposals.

B.                                     VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing certain foreign issuers may provide substantially less protection for shareholders.  As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers.  Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

APPROVED AS OF March 6, 2008

PART C

Item 23. Exhibits

(a)(1) Declaration of Trust and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 36, dated July 31, 1999, to its registration statement on Form N-1A (the “Registration Statement”) is incorporated by reference.

(a)(2) Certificate of Amendment of the Declaration of Trust and Amended and Restated Certificate of Designation, filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement, dated July 27, 2007.

(b)(1) By-Laws and Amendments, filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

(b)(2) Amendments to By-Laws, filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(c) See exhibits “a” and “b.”

(d)(1) Form of Investment Management Agreement for the Municipal Money Market Trust II Funds, filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement, dated November 28, 2006, is incorporated by reference.

(d)(2) Investment Management Agreement for the Interstate Tax-Exempt Fund, filed as an Exhibit to Post-Effective Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(d)(3) Amended Investment Management Agreement, filed as exhibit to Post-Effective Amendment No. 57 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

(e)(2) Form of Registered Dealer Agreement, filed as exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999 is incorporated by reference.

(f) Not applicable.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as exhibit to Post-Effective Amendment No. 36 dated July 31, 1999 to the Registration Statement, is incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement dated April 27, 2005, filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(g)(4) Form of Master Custodian Agreement with State Street Bank & Trust Company, filed herewith.

(g)(5) Amendment to Custodian Agreement, filed herewith.

(h) Not applicable.

(i) Opinion of Counsel, to be filed by amendment.

(j)(1) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(j)(2) Power of Attorney, filed herewith.

(k) Not applicable.

(l) Not applicable.

(m)(1) Plan of Distribution, filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(m)(2) Amended Schedules A and B to Plan of Distribution, filed as exhibit to Post-Effective Amendment No. 57 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(n)(1) Registrant’s Plan pursuant to Rule 18f-3 filed, as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(n)(2) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement, dated November 28, 2006, is incorporated by reference.

(n)(3) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as exhibit to Post-Effective Amendment No. 57 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(o) Not applicable.

(p) Code of Ethics, filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee.  Mr. Bruce R. Bent is Chairman, President and Treasurer, Mr. Bruce R. Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer, Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary, Ms. Christina Massaro is Chief Compliance Officer, Mr. Patrick Farrell is Chief Financial Officer and Ms. Catherine Crowley is Secretary for each of the Trusts for which RMCI acts as investment adviser.  The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position with the Adviser	Other Business
Bruce R. Bent	Chairman	Chairman of Reserve Management Corporation and Chairman of Resrv Partners, Inc

Name	Position with the Adviser	Other Business

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary and Assistant Treasurer	Vice Chairman, Senior Vice President, Assistant Secretary and Assistant Treasurer of Reserve Management Corporation and Vice Chairman, Secretary and Assistant Treasurer of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Sr. Vice President, COO/Treasurer and Assistant Secretary	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation and Vice Chairman, Treasurer and Assistant Secretary of Resrv Partners, Inc

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer of Reserve Management Corporation and Resrv Partners, Inc.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer of Reserve Management Corporation and Resrv Partners, Inc.

Catherine Crowley	General Counsel, Secretary and Senior Vice President	General Counsel, Secretary and Senior Vice President of Reserve Management Corporation; General Counsel, Secretary and Senior Vice President of Resrv Partners, Inc.

Item 27. Principal Underwriters.

(a)                                  Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

(b)                                 Provided below is the name, position(s) and office(s) with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc.  The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and Office(s) with Resrv Partners, Inc.	Position(s) and Office(s) with the Registrant
Bruce R. Bent	Chairman	Chairman, President and Treasurer

Mary Belmonte	President	None

Bruce R. Bent II	Vice Chairman, Secretary, Assistant Treasurer	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice Chairman, Treasurer, Assistant Secretary	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer

Catherine Crowley	General Counsel, Secretary and Senior Vice President	Secretary

(c)            Not applicable.

Item 28. Location of Accounts and Records

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by State Street Bank & Trust Company, the Registrant’s Custodian, located at 2 Avenue De Lafayette, Boston, MA 02111.

Item 29. Management Services.

See “Investment Management, Distribution and Service Agreements” in the Registrant’s Statement of Additional Information.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of September, 2008.

RESERVE MUNICIPAL MONEY MARKET TRUST II

By:	/s/ Bruce R. Bent
Bruce R. Bent
Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature		Title	Date

/s/	Bruce R. Bent	Chairman, President, Treasurer	September 29, 2008
	Bruce R. Bent	and Trustee

/s/	Arthur T. Bent III	Co-Chief Executive Officer,	September 29, 2008
	Arthur T. Bent III	Senior Vice President and
Assistant Secretary

/s/	Bruce R. Bent II	Co-Chief Executive Officer,	September 29, 2008
	Bruce R. Bent II	Senior Vice President and
Assistant Treasurer

	William Viklund	Trustee	September 29, 2008
William Viklund*

	Edwin Ehlert, Jr.	Trustee	September 29, 2008
Edwin Ehlert, Jr.*

	William J. Montgoris	Trustee	September 29, 2008
William J. Montgoris*

	Frank J. Stalzer	Trustee	September 29, 2008
Frank J. Stalzer*

	Santa Albicocco	Trustee	September 29, 2008
Santa Albicocco*

	Stephen P. Zieniewicz	Trustee	September 29, 2008
Stephen P. Zieniewicz*

	Ronald J. Artinian	Trustee	September 29, 2008
Ronald J. Artinian*

* By:	/s/Bruce R. Bent
Bruce R. Bent as Attorney-in- Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibits

(g)(4)	Form of Master Custodian Agreement
(g)(5)	Amendment to Custodian Agreement
(j)(2)	Power of Attorney

(p)	Code of Ethics